UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS

(Exact name of registrant as specified in charter)

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

(Name and address of agent for service)

(800) 915-6566

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Guinness Atkinson Alternative Energy Fund GAAEX Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Guinness Atkinson Alternative Energy Fund ("Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/alternative-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Alternative Energy Fund	$126	1.11%
How did the Fund perform during the reporting period?

What affected the Fund's performance?

In 2025, the Guinness Atkinson Alternative Energy Fund produced a total return of 26.65% vs the MSCI World Index (net return) of 21.09%.

Fund performance can be attributed to the following:

Within the portfolio, the strongest performers included:

  Our electrical equipment companies all performed well, driven by an acceleration in global electrification activity, grid spending and exposure to the data centre subsector. Amphenol shares were the single largest contributor for the year as quarterly results consistently beat expectations and forward earnings guidance was steadily increased. Amphenol's "IT Datacom" segment, which includes the data centre and AI activities, was largely responsible for the growth improvements. Legrand, our fourth strongest contributor also benefitted from the data centre theme with data centres now representing 25% of sales at Legrand following 22 acquisitions in the subsector since 2010. Legrand is now the most exposed European electrical company in our sustainable energy universe to the data centre theme.

  The second largest contributor was SPIE, which delivered upgraded guidance at its Capital Markets Day and benefitted from higher German infrastructure spending. Also in the top five was Prysmian, which announced a number of significant new power cable contract awards (taking its backlog to a record level, estimated at 17 billion euros) and benefited from US steel tariffs as a result of its US domestic manufacturing activity. SPIE, Prysmian and Amphenol are all additions to the portfolio within the last 14 months.

  Other strong subsectors were renewable power generation and clean energy equipment. While our generation companies saw only muted increases in cash returns and earnings forecasts over the year, there was increased optimism over the value of electrical network assets and baseload power generation capacity. Iberdrola benefitted from its large electrical network exposure while Ormat benefitted from improving sentiment towards geothermal power generation, with the company now extending geothermal power contracts at over $100/MWh.

  After a generally weak first half, a number of clean energy equipment companies including Vestas, Canadian Solar and First Solar delivered well and ended up as top ten contributors for the year. Their strength reflects an improving cyclical outlook. Outside the US, the outlook has improved due to China's anti-involution efforts to curb overcapacity across the solar supply chain, ease supply-chain competition and support pricing across the industry. Strong performance also resulted from the fact that valuation and sentiment were particularly low in this sub-sector at the start of 2025.

  We also note strong performance of Johnson Matthey, which performed well having accepted a bid for its Catalyst Technologies division for £1.8bn from Honeywell, at an implied attractive valuation of 15x TTM EBITDA.

Sectors and companies in the portfolio that were relatively weaker over the period included:

  Within electrification we hold a number of companies that sell components into the electric vehicle (EV) supply chain and that also have exposure to the internal combustion engine (ICE) vehicle supply chain. EV penetration growth slowed further in 2025 (relative to start of year expectations) as EV launch schedules were delayed and margins were pressured due to increasing Chinese competition. Gentherm and Samsung SDI suffered from these factors, together with uncertainties around Trump's tariffs, and we exited both positions in the first half of the year. Auto sector weakness also impacted power semiconductor manufacturer Onsemi with their shares weakening as expectations for the speed of recovery in their markets proved to be too optimistic.

  Our exposure to the building sector, predominantly via efficiency and insulation companies, suffered as the outlook for US construction continued to remain weak. Owens Corning suffered due to weakness in the North America residential market while Carlisle Companies saw a slowdown in non-residential spending, with project delays and cancellations causing management to lower organic growth guidance.

  Lastly, shares in Enphase continued to be weak as the elimination of the 25D US solar residential tax credit started to bring lower demand for US customer-owned residential solar systems.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Alternative Energy Fund	26.65%	0.63%	7.78%
MSCI World Index (Net Return)	21.09%	12.14%	12.16%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/alternative-energy-fund/#fund_performance.

What are some key Fund statistics?
(as of December 31, 2025)
Net Assets ($)	$18,161,065
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	17%
Total Advisory Fees Paid ($)	$4,143

What did the Fund invest in?

(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Iberdrola SA	4.90%
Amphenol Corp	4.60%
Legrand SA	4.30%
Nextera Energy Inc	4.30%
Schneider Electric SE	4.30%
Hubbell Inc	4.30%
Siemens AG	4.30%
First Solar Inc	4.00%
Trane Technologies PLC	3.90%
Eaton Corp PLC	3.90%
Geographic Breakdown (% of net assets)
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/alternative-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Asia Focus Fund IASMX Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Guinness Atkinson Asia Focus Fund ("Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/asia-focus-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Asia Focus Fund	$227	1.98%
How did the Fund perform during the reporting period?

The Fund rose 29.67% compared the MSCI AC Far East ex Japan Index (Net Return) which rose 40.69%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Asia's economic performance during the year was characterized by trade resilience in the face of US tariffs, by stronger economic growth in China as the real estate market stabilized and new pillar industries achieved greater scale, and by technology manufacturing associated with the boom in artificial intelligence ("AI") capital expenditure.

  The performance of the benchmark was driven by significant stock price increases by a small group of five companies which together account for approximately 40% of the benchmark. The Fund holds four out of the five, but not with the same degree of concentration.

  The Fund's performance was led by these four stocks: Samsung Electronics (+135%) Alibaba (+75%), Taiwan Semiconductor Manufacturing Co (+52%) and Tencent (+44%). We also saw strong performance from small names like Elite Material (+181%), China Medical System, NetEase, Baidu and Ping An Insurance in China and from DBS in Singapore.

  Much of this strength is derived from demand for semiconductors and materials required for the extraordinary growth in infrastructure to support AI. In this group of outperformers we see not only China's progress in its own AI build out, but also signs of stabilization and recovery in its domestic economy.

  The weakest stocks were Corporate Travel Management (-34%), Meituan (-32%) and JD.com (-15%).

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Asia Focus Fund	29.67%	-0.68%	7.23%
MSCI AC Far East ex Japan Index (Net Return)	40.69%	3.19%	8.47%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/asia-focus-fund/#fund_performance.

What are some key Fund statistics?
(as of December 31, 2025)
Net Assets ($)	$11,220,270
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	16%
Total Advisory Fees Paid ($)	$69,104

What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	5.70%
Samsung Electronics Co Ltd	5.50%
Elite Material Co Ltd	4.70%
DBS Group Holdings Ltd	4.50%
Tencent Holdings Ltd	4.40%
NetEase Inc - ADR	4.20%
Sany Heavy Industry Co Ltd	3.90%
Alibaba Group Holding Ltd	3.70%
Ping An Insurance Group Co of China Ltd - H Shares	3.60%
Applied Materials Inc	3.60%
Industry Breakdown (% of net assets)
Sector	% of Net Assets
Electronic Components - Semiconductor	12.50%
Commercial Banks	7.90%
E-Commerce/Services	6.40%
Semiconductor Components - Integrated Circuits	5.70%
Electronic Component Miscellaneous	4.70%
E-Commerce/Products	4.50%
Internet Application Software	4.40%
Entertainment Software	4.20%
Machinery - Construction & Mining	3.90%
Insurance	3.60%
Internet & Direct Marketing Retail	3.50%
Auto - Cars/Light Trucks	3.40%
Machinery - General Industries	3.20%
Textile - Apparel	3.10%
Banks	3.10%
Medical Products	3.10%
Food - Dairy Products	3.00%
Photo Equipment & Supplies	2.80%
Rental Auto/Equipment	2.80%
Metal Processors & Fabricators	2.80%
Pharmaceuticals	2.70%
Personal Care Products	2.60%
MRI/Medical Diagnostic Imaging	2.60%
Building Products - Cement/Aggregates	2.40%
Travel Services	1.60%
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/asia-focus-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson China & Hong Kong Fund ICHKX Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Guinness Atkinson China & Hong Kong Fund ("Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/china-hong-kong-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson China & Hong Kong Fund	$213	1.86%
How did the Fund perform in 2025?

In 2025, the Guinness Atkinson China & Hong Kong Fund produced a total return of 28.96% vs the MSCI China Index (net return) of 31.17%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Areas which helped the Fund's performance were:

  Stock selection in Industrials, driven by Weichai Power, Shandong Himile Mechanical, Hongfa Technology and Sany Heavy Industry.

  Stock selection in the Information Technology sector, led by Shenzhen H&T Intelligent.

  Stock selection in the Health Care sector, driven by Sino Biopharmaceutical.

Areas which detracted from the Fund's relative performance were:

  Underweight positions in Tencent and Alibaba. In the index, Tencent and Alibaba were the two largest stocks, with an index weight of 17% and 11% respectively. The Fund is run on an equally weighted basis and so each position has a neutral weight of 3.3%. As both stocks materially outperformed in the year, the structural underweight positions detracted from relative performance.

  The underweight to the Material sector, where the Fund has no exposure, reflecting our bottom-up stock selection process.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson China & Hong Kong Fund	28.96%	-4.71%	3.64%
MSCI China Index (Net Return)	31.17%	-3.19%	5.53%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/china-hong-kong-fund/#fund_performance.

What are some key Fund statistics?
(as of December 31, 2025)
Net Assets ($)	$26,746,828
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	22%
Total Advisory Fees Paid ($)	$256,883

What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Tencent Holdings Ltd	5.10%
Ping An Insurance Group Co of China Ltd - H Shares	4.20%
Hongfa Technology Co Ltd	4.10%
Shandong Himile Mechanical Science & Technology Co Ltd	3.90%
Weichai Power Co Ltd - H Shares	3.80%
AIA Group Ltd	3.70%
Inner Mongolia Yili Industrial Group Co Ltd - A Shares	3.70%
NARI Technology Co Ltd - A Shares	3.50%
Midea Group Co Ltd	3.50%
Baidu Inc - ADR	3.50%
Geographic Breakdown (% of net assets)
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/china-hong-kong-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Global Energy Fund GAGEX Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Guinness Atkinson Global Energy Fund ("Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Global Energy Fund	$159	1.47%
How did the Fund perform last year?

In 2025, the Guinness Atkinson Global Energy Fund produced a total return of 16.90% vs the MSCI World Index (net return) of 21.09%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Within the portfolio, the strongest performers included:

  European integrateds: 5 of the top 8 contributors were European integrateds, reflecting strength in broader European stock markets and a tilting away (for BP and Shell) from low-carbon investments back towards growth from fossil fuels. Repsol's bias to middle distillate refining was also a positive, benefitting from Russian export disruption.

  Canadian integrateds: Canadian oil benchmarks strengthened slightly versus WTI, boosting cashflows, whilst the political environment for oil in Canada improved. Imperial Oil and Suncor were particular beneficiaries of this and higher refining margins.

  US refining: tighter refining capacity kept refining margins higher. Particular beneficiaries included Valero Energy and the US major Exxon.

Sectors in the portfolio that were relatively weaker over the period included:

  Services: Large-cap diversified service companies Halliburton, Schlumberger and Baker Hughes underperformed, driven by a declining US oil/gas rig count and continued capital discipline from exploration and production (E&P) companies and integrated oils.

  US E&Ps: Oil producers such as Devon, Diamondback and ConocoPhillips tend to have the greatest operational leverage in the portfolio to oil prices. With the spot Brent price down by 16% over the year, cashflows for these companies have shrunk.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Global Energy Fund	16.90%	18.24%	5.52%
MSCI World Index (Net Return)	21.09%	12.14%	12.16%
MSCI World Energy Index (Net Return)	13.32%	19.53%	7.62%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/global-energy-fund/#fund_performance.

What are some key Fund statistics?
(as of December 31, 2025)
Net Assets ($)	$10,410,859
Number of Portfolio Holdings	32
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	($5,691)

What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Exxon Mobil Corp	5.30%
Shell PLC	4.90%
BP PLC	4.90%
Chevron Corp	4.80%
TotalEnergies SE	4.70%
Valero Energy Corp	4.50%
ConocoPhillips	4.30%
Canadian Natural Resources Ltd	3.80%
Suncor Energy Inc	3.60%
Diamondback Energy Inc.	3.50%
Geographic Breakdown (% of net assets)
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/global-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Global Innovators Fund Investor Class/IWIRX Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$138	1.25%
How did the Fund perform during the reporting period?

In 2025, the Guinness Atkinson Global Innovators Fund – Investor Class produced a total return of 20.24% vs the MSCI World Index (Net Return) of 21.09%.

Fund performance can be attributed to:

  The Fund benefitted from both positive asset allocation and stock selection within the Information Technology sector, partly driven by the Fund's overweight position to names in the semiconductor industry. Fund holdings LAM Research (+139.2% USD), KLA Corp (+94.5%) and Applied Materials (+59.6%) have all seen increasing semiconductor equipment spending and heightened demand from the ongoing artificial intelligence ("AI") infrastructure buildout.

  The Fund generated positive asset allocation from its relative overweight position to the Communication Services sector. Further, having no exposure to the weaker performing sectors of Consumer Staples, Utilities and Real Estate provided a material benefit to performance.

  Stock selection within the Financials sector acted as the greatest detractor to performance primarily due to the Fund's holding in London Stock Exchange Group (-13.7%). The stock faced weakness from investor concerns over the threat posed by AI to the company's model and datasets, despite delivering strong earnings over the year.

  The Fund's quality approach was a headwind in 2025, with the factor suffering a rare year of underperformance relative to MSCI World. High-quality stocks lagged as optimism surrounding AI fuelled greater risk-taking behaviour.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Investor Class	20.24%	11.35%	14.64%
MSCI World Index (Net Return)	21.09%	12.14%	12.16%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/global-innovators-fund/#fund_performance.

What are some key Fund statistics?
(as of December 31, 2025)
Net Assets ($)	$194,281,731
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	16%
Total Advisory Fees Paid ($)	$1,251,068

What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Lam Research Corp	3.60%
Applied Materials Inc	3.60%
Salesforce, Inc.	3.50%
Alphabet Inc - A Shares	3.50%
Meta Platforms Inc. - Class A	3.50%
Siemens Healthineers AG	3.40%
Intercontinental Exchange Inc	3.40%
ABB Ltd	3.40%
Danaher Corp	3.40%
Adobe Inc	3.40%
Geographic Breakdown (% of net assets)
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Global Innovators Fund Institutional Class/GINNX Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$110	1.00%
How did the Fund perform during the reporting period?

In 2025, the Guinness Atkinson Global Innovators Fund – Institutional Class produced a total return of 20.54% vs the MSCI World Index (Net Return) of 21.09%.

Fund performance can be attributed to:

  The Fund benefitted from both positive asset allocation and stock selection within the Information Technology sector, partly driven by the Fund's overweight position to names in the semiconductor industry. Fund holdings LAM Research (+139.2% USD), KLA Corp (+94.5%) and Applied Materials (+59.6%) have all seen increasing semiconductor equipment spending and heightened demand from the ongoing artificial intelligence ("AI") infrastructure buildout.

  The Fund generated positive asset allocation from its relative overweight position to the Communication Services sector. Further, having no exposure to the weaker performing sectors of Consumer Staples, Utilities and Real Estate provided a material benefit to performance.

  Stock selection within the Financials sector acted as the greatest detractor to performance primarily due to the Fund's holding in London Stock Exchange Group (-13.7%). The stock faced weakness from investor concerns over the threat posed by AI to the company's model and datasets, despite delivering strong earnings over the year.

  The Fund's quality approach was a headwind in 2025, with the factor suffering a rare year of underperformance relative to MSCI World. High-quality stocks lagged as optimism surrounding AI fuelled greater risk-taking behaviour.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Institutional Class	20.54%	11.63%	14.92%
MSCI World Index (Net Return)	21.09%	12.14%	12.16%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/global-innovators-fund/#fund_performance.

What are some key Fund statistics?
(as of December 31, 2025)
Net Assets ($)	$194,281,731
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	16%
Total Advisory Fees Paid ($)	$1,251,068

What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Lam Research Corp	3.60%
Applied Materials Inc	3.60%
Salesforce, Inc.	3.50%
Alphabet Inc - A Shares	3.50%
Meta Platforms Inc. - Class A	3.50%
Siemens Healthineers AG	3.40%
Intercontinental Exchange Inc	3.40%
ABB Ltd	3.40%
Danaher Corp	3.40%
Adobe Inc	3.40%
Geographic Breakdown (% of net assets)
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Asia Pacific Dividend Builder ETF Listed on NYSE Arca: ADIV Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Guinness Atkinson Asia Pacific Dividend Builder ETF ("Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/adiv/. You can also request this information by contacting us at (866) 307-5990.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Asia Pacific Dividend Builder ETF	$87	0.78%
How did the Fund perform last year?

The Fund rose 22.42% in 2025 vs MSCI AC Pacific ex-Japan Index (Net Return) which rose 35.79%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  The Fund targets dividend paying companies with a higher profitability profile (measured by their Return on Capital) that is consistent for year to year. Of the five market leaders in 2025 – Alibaba, Samsung Electronics, SK Hynix, Tencent and TSMC, only TSMC makes it into our universe of stocks with these characteristics. This year, with the significant outperformance by this small group of five largest benchmark stocks, the Fund has lagged.

  The biggest contributors to Fund performance came from good stock selection with stocks such as NetEase in Communication Services, China Medical System in Health Care outperforming. The Financials segment was also good for the Fund with banks and Insurers in China, Hong Kong, Korea and Singapore all contributing meaningfully.

  The drags on performance were evident in the Technology and Consumer Discretionary sectors. In the technology sector semiconductor makers such as SK Hynix, Samsung and TSMC moved sharply higher on demand from the AI investment boom. The fund has some exposure through Elite Material, Hon Hai Precision and Broadcom all of which did well.

  In the Consumer Discretionary sector, our lack of exposure to Alibaba hurt this year. Furthermore, Corporate Travel Management, which operates across Asia, Europe and the USA, has an audit issue concerning its revenue recognition policy in the European division and the stock remains suspended until that is resolved.

  The Fund's positioning means it still has some exposure to the AI theme from a manufacturing standpoint, but it is primarily positioned to benefit from regional growth and the long-term development of production and sales networks across the region and emerging markets.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Year	10 Year
Asia Pacific Dividend Builder ETF	22.42%	7.53%	9.37%
MSCI AC Pacific ex Japan Index (Net Return)	35.79%	3.77%	8.39%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/adiv/.

What are some key Fund statistics?
(as of December 31, 2025)
Net Assets ($)	$29,188,699
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	($56,940)

What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
BOC Hong Kong Holdings Ltd	3.40%
Ping An Insurance Group Co of China Ltd - H Shares	3.30%
Industrial & Commercial Bank of China Ltd - H Shares	3.20%
Elite Material Co Ltd	3.20%
China Resources Gas Group Ltd	3.10%
China Construction Bank Corp - H Shares	3.10%
Tech Mahindra Ltd	3.00%
Sonic Healthcare Ltd	3.00%
DBS Group Holdings Ltd	3.00%
Suofeiya Home Collection - A Shares	3.00%
Sectors (% of net assets)
Sector	% of Net Assets
Financial	39.60%
Technology	17.60%
Consumer, Cyclical	17.10%
Consumer, Non-cyclical	11.10%
Industrial	10.90%
Utilities	3.10%
How has the Fund changed over the past year?

Effective December 1, 2025, Guinness Atkinson replaced the former term "SmartETFs" with "Guinness Atkinson" in the Fund's name.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/adiv/. You can also request this information by contacting us at (866) 307-5990.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 307-5990 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Dividend Builder ETF Listed on NYSE Arca: DIVS Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Guinness Atkinson Dividend Builder ETF ("Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/divs/. You can also request this information by contacting us at (866) 307-5990.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Dividend Builder ETF	$69	0.65%
How did the Fund perform last year?

For the 12-month period ended December 31, 2025, the Fund returned +11.57% whilst the MSCI World Index (Net Return) returned +21.09%.

Fund performance can be attributed to:

  Over the course of 2025, the Fund's underweight portfolio exposure to Communication Services (which gained +32.4% USD) and Financials (gained +29.6% USD) acted as a headwind as these were the two best-performing sectors in the index.

  Furthermore, the overweight sector allocation to Consumer Staples was a drag as the sector returned +9.5% (USD) in 2025, notably behind the benchmark (+21.1% USD).

  However, zero-weight allocation in Consumer Discretionary (+8.7% USD), Energy (+14.4% USD) and Real Estate (+3.4% USD) were a positive as all three sectors underperformed the index.

  Additionally, strong stock selection in IT was a tailwind, with notably good performance from names like Broadcom (+50.6% USD), TSMC (+53.0% USD), and Cisco (+33.5% USD), all benefitting from the data center build-out and broader AI-driven demand.

Quality was a headwind in 2025, suffering a rare year of underperformance relative to MSCI World. High-quality stocks lagged as optimism surrounding AI fueled greater risk-taking behavior. This was exacerbated by the outperformance of Value in Europe, and especially banks, whose high yields make them a favorite among some income-seeking equity strategies. However, we had no exposure to banks as their cyclical and heavily regulated nature makes them lower-quality companies. This challenged performance relative to the benchmark and the peer group.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Year	10 Year
Dividend Builder ETF	11.57%	10.44%	11.25%
MSCI World Index (Net Return)	21.09%	12.14%	12.16%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/divs/.

What are some key Fund statistics?
(as of December 31, 2025)
Net Assets ($)	$41,259,569
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	12%
Total Advisory Fees Paid ($)	$50,328

What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	3.80%
ABB Ltd	3.60%
Johnson & Johnson	3.50%
Danone SA	3.40%
Roche Holding AG	3.40%
Assa Abloy AB-B	3.40%
Broadcom Inc	3.40%
Reckitt Benckiser Group PLC	3.30%
Cisco Systems Inc	3.20%
AbbVie Inc	3.20%
Sectors (% of net assets)
Sector	% of Net Assets
Consumer, Non-cyclical	41.10%
Industrial	23.10%
Technology	13.40%
Financial	12.90%
Communications	6.60%
Consumer, Cyclical	2.20%
How has the Fund changed over the past year?

Effective December 1, 2025, Guinness Atkinson replaced the former term "SmartETFs" with "Guinness Atkinson" in the Fund's name.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/divs/. You can also request this information by contacting us at (866) 307-5990.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 307-5990 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson International Dividend Builder ETF Listed on NYSE Arca: GAID Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Guinness Atkinson International Dividend Builder ETF ("Fund") for the period of December 19, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/gaid/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson International Dividend Builder ETF	$45	0.45%
What are some key Fund statistics?
(as of December 31, 2025)
Net Assets ($)	$377,028
Number of Portfolio Holdings	28
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$60
What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
DBS Group Holdings Ltd	3.50%
Hong Kong Exchanges & Clearing Ltd	3.50%
JB Hi-Fi Ltd	3.50%
Atlas Copco AB	3.40%
Assa Abloy AB	3.40%
Alimentation Couche-Tard Inc	3.40%
FinecoBank Banca Fineco SpA	3.40%
Roche Holding AG	3.40%
Daikin Industries Ltd	3.40%
Euronext NV	3.40%
Industry Breakdown (% of net assets)
Sector	% of Net Assets
Financial	20.50%
Consumer, Cyclical	19.80%
Industrial	16.70%
Technology	6.50%
Consumer, Non-cyclical	23.10%
Communications	6.60%
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/gaid/. You can also request this information by contacting us at (866) 307-5990.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 307-5990 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Real Assets Income ETF Listed on NYSE Arca: GARA Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Guinness Atkinson Real Assets Income ETF ("Fund") for the period of December 19, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/gara/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Real Assets Income ETF	$45	0.45%
What are some key Fund statistics?
(as of December 31, 2025)
Net Assets ($)	$379,695
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$60
What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Engie SA	3.20%
Ventas Inc	3.10%
Primary Health Properties PLC	3.00%
Cellnex Telecom SA	3.00%
Elia Group SA/NV	3.00%
Prologis Inc	3.00%
3i Infrastructure PLC	2.90%
Brookfield Infrastructure Partners LP	2.90%
Iberdrola SA	2.90%
Severn Trent PLC	2.90%
Geographic Breakdown (% of net assets)
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/gara/. You can also request this information by contacting us at (866) 307-5990.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 307-5990 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson US Dividend Builder ETF Listed on NYSE Arca: GAUD Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Guinness Atkinson US Dividend Builder ETF ("Fund") for the period of December 19, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/gaud/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson US Dividend Builder ETF	$35	0.35%
What are some key Fund statistics?
(as of December 31, 2025)
Net Assets ($)	$247,923
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$32
What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
BlackRock Inc	3.50%
AbbVie Inc	3.40%
TE Connectivity PLC	3.40%
FactSet Research Systems Inc	3.40%
Cisco Systems Inc	3.40%
Accenture PLC	3.40%
Johnson & Johnson	3.30%
Aflac Inc	3.30%
Lockheed Martin Corp	3.30%
Avery Dennison Corp	3.30%
Geographic Breakdown (% of net assets)
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/gaud/. You can also request this information by contacting us at (866) 307-5990.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 307-5990 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Smart Transportation & Technology ETF Listed on NYSE Arca: MOTO Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Guinness Atkinson Smart Transportation & Technology ETF ("Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/moto/. You can also request this information by contacting us at (866) 307-5990.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Smart Transportation & Technology ETF	$77	0.68%
How did the Fund perform last year?

In 2025, Guinness Atkinson Smart Transportation & Technology ETF produced a total return of 27.55% vs the MSCI World Index (net return) of 21.09%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  EV Manufacturers (23.3% exposure) was the strongest category over the period, delivering an average +26.6% total return over the period. Equipment (37.1% exposure) was the second strongest category, returning +24.6%. The weakest category was Electronics (32.8% exposure), where the average company delivered 21.3%.

    Within EV Manufacturers, Volvo was a notable performer, delivering a positive return of +41.6%, with new product launches in the US helping to win market share and its localized manufacturing base helping to mitigate tariff impacts.

    Within Equipment, we hold a 58.0% weighting to Components, a 33.9% weighting to Autonomous, and a 8.1% weighting to Batteries. The average semiconductor name returned 39.4%, the average autonomous name returned 16.2%, and the average battery name returned 25.3%.

    Within Electronics, we hold a 61% weighting to semiconductors, a 13.8% weighting to connectivity, and a 25.2% weighting to general electronics. Amphenol was a notable strong performer in general electronics, returning 96.1% in the year as the company has benefitted from its role as a key enabler of the data centre build out.

  The Fund's three top performers were Dana Inc (+110.4%), Amphenol (+96.1%), and Johnson Matthey (+78.6%). Dana Inc has enjoyed a strong recovery in 2025 thanks to consistent execution of its cost-saving strategy and the divestiture of a key division which has enabled the company to pay down debt.

  The Fund's 3 weakest performers were Mobileye (-47.6%), Power Integrations (-41.3%), and Skyworks Solutions (-25.5%). Mobileye has suffered from excess inventories at customers, subdued demand and the removal of consumer tax credits in the US which has impacted demand for their products towards the end of the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Year	Since Inception (11/14/2019)
Smart Transportation & Technology ETF	27.55%	7.24%	15.19%
MSCI World Index (Net Return)	21.09%	12.14%	13.24%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/moto/.

What are some key Fund statistics?
(as of December 31, 2025)
Net Assets ($)	$8,028,909
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	8%
Total Advisory Fees Paid ($)	$11,357

What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographical Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	4.60%
NVIDIA Corp	4.40%
Amphenol Corp Class A	4.40%
Alphabet Inc Class C	4.30%
Tesla Inc	4.10%
Quanta Services Inc	3.90%
TE Connectivity Ltd	3.90%
Volvo AB Class B	3.80%
Siemens AG	3.70%
Eaton Corp PLC	3.50%
Geographic Breakdown (% of net assets)
How has the Fund changed over the past year?

Effective December 1, 2025, Guinness Atkinson replaced the former term "SmartETFs" with "Guinness Atkinson" in the Fund's name.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/moto/. You can also request this information by contacting us at (866) 307-5990.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 307-5990 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Sustainable Energy ETF Listed on NYSE Arca: SOLR Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Guinness Atkinson Sustainable Energy ETF ("Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gafunds.com/our-funds/solr/. You can also request this information by contacting us at (866) 307-5990.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Sustainable Energy ETF	$89	0.79%
How did the Fund perform last year?

In 2025, the Guinness Atkinson Sustainable Energy ETF produced a total return of 26.44% vs the MSCI World Index (net return) of 21.09%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Within the portfolio, the strongest performers included:

  Our electrical equipment companies all performed well, driven by an acceleration in global electrification activity, grid spending and exposure to the data centre subsector. Amphenol shares were the single largest contributor for the year as quarterly results consistently beat expectations and forward earnings guidance was steadily increased. Amphenol's "IT Datacom" segment, which includes the data centre and AI activities, was largely responsible for the growth improvements. Legrand, our fourth strongest contributor also benefitted from the data centre theme with data centres now representing 25% of sales at Legrand following 22 acquisitions in the subsector since 2010. Legrand is now the most exposed European electrical company in our sustainable energy universe to the data centre theme.

  The second largest contributor was SPIE, which delivered upgraded guidance at its Capital Markets Day and benefitted from higher German infrastructure spending. Also in the top five was Prysmian, which announced a number of significant new power cable contract awards (taking its backlog to a record level, estimated at 17 billion euros) and benefited from US steel tariffs as a result of its US domestic manufacturing activity. SPIE, Prysmian and Amphenol are all additions to the portfolio within the last 14 months.

  Other strong subsectors were renewable power generation and clean energy equipment. While our generation companies saw only muted increases in cash returns and earnings forecasts over the year, there was increased optimism over the value of electrical network assets and baseload power generation capacity. Iberdrola benefitted from its large electrical network exposure while Ormat benefitted from improving sentiment towards geothermal power generation, with the company now extending geothermal power contracts at over $100/MWh.

  After a generally weak first half, a number of clean energy equipment companies including Vestas, Canadian Solar and First Solar delivered well and ended up as top ten contributors for the year. Their strength reflects an improving cyclical outlook. Outside the US, the outlook has improved due to China's anti-involution efforts to curb overcapacity across the solar supply chain, ease supply-chain competition and support pricing across the industry. Strong performance also resulted from the fact that valuation and sentiment were particularly low in this sub-sector at the start of 2025.

  We also note strong performance of Johnson Matthey, which performed well having accepted a bid for its Catalyst Technologies division for £1.8bn from Honeywell, at an implied attractive valuation of 15x TTM EBITDA.

Sectors and companies in the portfolio that were relatively weaker over the period included:

  The more pressured parts of the portfolio also covered a range of end markets. Within electrification we hold a number of companies that sell components into the electric vehicle (EV) supply chain and that also have exposure to the internal combustion engine (ICE) vehicle supply chain. EV penetration growth slowed further in 2025 (relative to start of year expectations) as EV launch schedules were delayed and margins were pressured due to increasing Chinese competition. Gentherm and Samsung SDI suffered from these factors, together with uncertainties around Trump's tariffs, and we exited both positions in the first half of the year. Auto sector weakness also impacted power semiconductor manufacturer Onsemi with their shares weakening as expectations for the speed of recovery in their markets proved to be too optimistic.

  Our exposure to the building sector, predominantly via efficiency and insulation companies, suffered as the outlook for US construction continued to remain weak. Owens Corning suffered due to weakness in the North America residential market while Carlisle Companies saw a slowdown in non-residential spending, with project delays and cancellations causing management to lower organic growth guidance.

  Lastly, shares in Enphase continued to be weak as the elimination of the 25D US solar residential tax credit started to bring lower demand for US customer-owned residential solar systems.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Year	Since Inception (11/11/2020)
Sustainable Energy ETF	26.47%	1.80%	5.14%
MSCI World Index (Net Return)	21.09%	12.14%	13.19%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/solr/.

What are some key Fund statistics?
(as of December 31, 2025)
Net Assets ($)	$4,043,759
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	($88,126)
What did the Fund invest in?
(as of December 31, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Iberdrola SA	4.80%
Amphenol Corp	4.50%
Hubbell Inc	4.30%
Legrand SA	4.30%
Siemens AG	4.30%
Schneider Electric SE	4.30%
Nextera Energy Inc	4.30%
First Solar Inc	4.00%
Eaton Corp PLC	3.80%
Spie SA	3.80%
Geographic Breakdown (% of net assets)
How has the Fund changed over the past year?

Effective December 1, 2025, Guinness Atkinson replaced the former term "SmartETFs" with "Guinness Atkinson" in the Fund's name.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/solr/. You can also request this information by contacting us at (866) 307-5990.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 307-5990 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-915-6565.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffrey Long is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Guinness Atkinson Funds	FYE 12/31/2025	FYE 12/31/2024
(a)	Audit Fees	$169,000	$147,250
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$35,000	$26,500
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Guinness Atkinson Funds	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

	Guinness Atkinson Funds	FYE 12/31/2025	FYE 12/31/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GUINNESS ATKINSON FUNDS

Annual Financials

& Other Information

December 31, 2025

Guinness Atkinson™ Funds

December 31, 2025

TABLE OF CONTENTS

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Alternative Energy Fund	3
Asia Focus Fund	5
China & Hong Kong Fund	7
Global Energy Fund	9
Global Innovators Fund	11
Statements of Assets and Liabilities	13
Statements of Operations	15
Statements of Changes in Net Assets	17
Financial Highlights	21
Notes to Financial Statements	27
Additional Information	40
Report of Independent Registered Public Accounting Firm	41

This report and the financial statements contained herein are provided for the general information of the shareholders of the Guinness Atkinson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

https://www.gafunds.com/

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 99.5%	Value
	Electrification: 25.4%
6,152	Amphenol Corp.	$831,381
7,569	APTIV PLC*	575,925
14,166	Infineon Technologies AG	619,186
21,690	Johnson Matthey PLC	622,779
1,849	LG Chem Ltd.	425,024
2,646	NXP Semiconductors NV	574,341
8,154	ON Semiconductor Corp.*	441,539
15,646	Sensata Technologies Holding	520,855
		4,611,030
	Energy Efficiency: 20.5%
10,448	Ameresco*	306,022
28,108	Atlas Copco AB	502,305
1,344	Carlisle Cos Inc.	429,892
1,755	Hubbell Inc.	779,413
2,279	Installed Building Products Inc.	591,150
3,555	Owens Corning	397,840
1,836	Trane Technologies PLC	714,571
		3,721,193
	Renewable Energy Generation: 15.6%
583,000	China Longyuan Power Group Corp. - H Shares	497,041
41,027	Iberdrola SA	891,347
9,728	Nextera Energy Inc.	780,964
6,060	Ormat Technologies Inc.	669,448
		2,838,800
	Renewable Equipment Manufacturing: 38.0%
17,848	Canadian Solar Inc.*	424,247
2,231	Eaton Corp PLC	710,596
3,830	Enphase Energy Inc.*	122,752
2,778	First Solar Inc.*	725,697
5,270	Itron Inc.*	489,372
5,278	Legrand SA	787,620
6,670	Prysmian SpA	670,428
2,824	Schneider Electric SE	780,571
2,787	Siemens AG	776,335
12,182	Spie SA	704,896

The accompanying notes are an integral part of these financial statements.

3

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 99.5%	Value
16,383	Vestas Wind Systems A/S	$445,594
690,200	Xinyi Solar Holdings Ltd.	262,993
		6,901,101

	Total Common Stock	18,072,124
	(cost $18,326,364)

	Total Investments in Securities: 99.5%	18,072,124
	(cost $18,326,364)

	Other Assets in Excess of Liabilities: 0.5%	88,941

	Net Assets: 100.0%	$18,161,065

*	Non-income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

4

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 100.5%	Value
	Australia: 4.2%
34,519	Corporate Travel Management Ltd.[1]	$184,290
19,149	Sonic Healthcare Ltd.	288,685
		472,975
	China: 60.2%
22,600	Alibaba Group Holding Ltd.	415,274
600	Alibaba Group Holding Ltd. - ADR	87,948
12,300	Autohome Inc. - ADR	273,798
3,039	Baidu Inc. - ADR*	397,076
207,000	China Medical System Holdings Ltd.	342,441
55,500	China Merchants Bank Co., Ltd. - H Shares	375,718
164,000	Geely Automobile Holdings Ltd.	376,696
111,000	Haitian International Holdings Ltd.	315,564
83,400	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	341,786
11,260	JD.com Inc. - ADR	323,162
30,000	Meituan - Class B*,2	396,903
111,909	NARI Technology Co., Ltd. - A Shares	360,502
3,400	NetEase Inc. - ADR	467,908
49,000	Ping An Insurance Group Company of China Ltd. - H Shares	409,411
29,900	Proya Cosmetics Co., Ltd.	293,031
143,200	Sany Heavy Industry Co., Ltd. - A Shares	433,527
44,600	Shenzhou International	351,280
377,000	Sino Biopharmaceutical Ltd.	299,342
6,400	Tencent Holdings Ltd.	492,187
		6,753,554
	India: 3.1%
9,400	HDFC Bank Ltd. - ADR	343,476

	Singapore: 4.5%
11,618	DBS Group Holdings Ltd.	509,245

	South Korea: 5.5%
7,415	Samsung Electronics Co., Ltd.	613,243

	Taiwan: 16.0%
10,000	Elite Material Co., Ltd.	525,262
4,000	Largan Precision Co., Ltd.	318,615
48,000	Shin Zu Shing Co., Ltd.	309,806
13,000	Taiwan Semiconductor Manufacturing Co., Ltd.	642,772
		1,796,455

The accompanying notes are an integral part of these financial statements.

5

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 100.5%	Value
	United States: 7.0%
1,590	Applied Materials Inc.	$408,614
1,103	Broadcom Inc.	381,748
		790,362

	Total Common Stocks	11,279,310
	(cost $7,705,148)

	Total Investments in Securities	11,279,310
	(cost $7,705,148): 100.5%

	Liabilities in Excess of Other Assets: -0.5%	(59,040)

	Net Assets: 100.0%	$11,220,270

*	Non-income producing security.

ADR - American Depository Receipt

[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

6

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 99.1%	Value
	Appliances: 10.2%
292,600	Haier Smart Home Co., Ltd. - H Shares	$912,124
84,200	Midea Group Co., Ltd.	942,590
137,509	Zhejiang Supor Cookware - A Shares	868,244
		2,722,958
	Application Software: 2.9%
597,000	TravelSky Technology Ltd.	788,712

	Auto/Cars - Light Trucks: 3.1%
363,000	Geely Automobile Holdings Ltd.	833,786

	Auto/Trucks Parts & Equipment: 3.8%
420,480	Weichai Power Co., Ltd. - H Shares	1,017,872

	Automobiles: 2.6%
58,000	BYD Co. Ltd.	700,933

	Commercial Banks: 3.4%
134,500	China Merchants Bank Co., Ltd. - H Shares	910,523

	E-Commerce/Services: 6.3%
24,500	Alibaba Group Holding Ltd.	450,186
4,201	Alibaba Group Holding Ltd. - ADR	615,783
1,352	JD.com Inc.	19,475
21,178	JD.com Inc. - ADR	607,809
		1,693,253
	Electrical Equipment: 4.1%
250,658	Hongfa Technology Co., Ltd.	1,091,925

	Energy-Alternate: 3.1%
418,070	Hangzhou First Applied Materials Co., Ltd.	834,603

	Finance: 3.1%
15,800	Hong Kong Exchanges & Clearing Ltd.	826,521

	Food-Dairy Products: 3.7%
238,900	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	979,047

	Home Furnishings: 3.3%
447,200	Suofeiya Home Collection - A Shares	871,684

	Hotels, Restaurants & Leisure: 3.1%
61,900	Meituan - Class B*,1	818,944

The accompanying notes are an integral part of these financial statements.

7

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 99.1%	Value
	Insurance: 7.9%
96,200	AIA Group Ltd.	$986,678
134,000	Ping An Insurance Group Company of China Ltd. - H Shares	1,119,615
		2,106,293
	Internet Application Software: 5.1%
17,600	Tencent Holdings Ltd.	1,353,514

	Internet Content - Entertainment: 3.4%
6,669	NetEase Inc. - ADR	917,788

	Machinery: 17.6%
327,000	Haitian International Holdings Ltd.	929,633
294,568	NARI Technology Co., Ltd. - A Shares	948,918
298,497	Sany Heavy Industry Co., Ltd. - A Shares	903,677
86,900	Shandong Himile Mechanical Science & Technology Co., Ltd.	1,053,317
81,954	Shenzhen Inovance Technology Co., Ltd. - A Shares	883,315
		4,718,860
	Pharmaceuticals: 2.7%
902,500	Sino Biopharmaceutical Ltd.	716,594

	Real Estate Operations/Development: 2.8%
476,000	China Overseas Land & Investments Ltd.	748,229

	Retail-Apparel: 3.4%
117,300	Shenzhou International Group Holdings Ltd.	923,882

	Web Portals: 3.5%
7,184	Baidu Inc. - ADR*	938,661

	Total Common Stock	26,514,582
	(cost $24,736,116)

	Total Investments in Securities	26,514,582
	(cost $24,736,116): 99.1%

	Other Assets in Excess of Liabilities: 0.9%	232,246

	Net Assets: 100.0%	$26,746,828

*	Non-income producing security.

ADR - American Depository Receipt

[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

8

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 98.6%	Value
	Oil & Gas - Exploration & Production: 18.3%
11,544	Canadian Natural Resources Ltd.	$390,981
4,741	ConocoPhillips	443,805
9,419	Devon Energy Corp.	345,018
2,451	Diamondback Energy Inc.	368,459
348	Diversified Energy Co. PLC	5,052
28,114	EnQuest PLC	4,020
3,312	EOG Resources Inc.	347,793
16,508	Pharos Energy PLC	4,696
		1,909,824
	Oil & Gas - Field Services: 9.1%
5,720	Baker Hughes Company	260,489
11,071	Halliburton Company	312,866
9,762	Helix Energy Solutions Group, Inc.*	61,208
8,059	Schlumberger Ltd.	309,304
		943,867
	Oil & Gas - Integrated: 53.6%
86,350	BP PLC	505,747
18,759	Cenovus Energy Inc.	317,331
3,289	Chevron Corp.	501,277
18,125	Eni SpA	342,949
13,619	Equinor ASA	320,627
4,558	Exxon Mobil Corp.	548,510
17,832	Galp Energia Sgps Sa	306,958
4,012	Imperial Oil Ltd.	346,587
6,179	OMV AG	344,609
276,000	PetroChina Co., Ltd. - H Shares	296,642
19,590	Repsol SA	366,889
13,851	Shell PLC	512,720
8,373	Suncor Energy, Inc.	371,605
7,520	Total Energies SE	492,994
		5,575,445
	Oil & Gas - Pipelines and Transportation: 11.5%
6,262	Enbridge Inc.	299,511
10,979	Kinder Morgan Inc.	301,813
5,364	TC Energy Corp.	295,349
5,004	The Williams Cos. Inc.	300,790
		1,197,463

The accompanying notes are an integral part of these financial statements.

9

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 98.6%	Value
	Oil Refining & Marketing: 6.1%
272,000	China Petroleum & Chemical	$163,059
2,892	Valero Energy Corp.	470,789
		633,848

	Total Common Stock	10,260,447
	(cost $10,311,131)

	Total Investments in Securities	10,260,447
	(cost $10,311,131): 98.6%

	Other Assets in Excess of Liabilities: 1.4%	150,412

	Net Assets: 100.0%	$10,410,859

*	Non-income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

10

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 97.6%	Value
	Application Software: 9.7%
9,348	Intuit Inc.	$6,192,302
11,872	Microsoft Corp.	5,741,537
25,835	Salesforce Inc.	6,843,950
		18,777,789
	Computers: 3.0%
21,493	Apple Inc.	5,843,087

	Diversified Manufacturing Operations: 9.8%
28,845	Danaher Corp.	6,603,197
13,806	Roper Technologies, Inc.	6,145,465
10,803	Thermo Fisher Scientific Inc.	6,259,798
		19,008,460
	E-Commerce: 3.1%
26,558	Amazon.com Inc.*	6,130,118

	Electronic Components - Semiconductor: 9.7%
45,760	Amphenol Corp.	6,184,006
18,635	Broadcom Inc.	6,449,573
33,033	NVIDIA Corp.	6,160,654
		18,794,233
	Enterprise Software/Services: 3.4%
18,709	Adobe Inc.	6,547,963

	Finance - Other Services: 13.0%
40,915	Intercontinental Exchange, Inc.	6,626,593
49,068	London Stock Exchange Group PL	5,918,501
11,365	Mastercard Inc.	6,488,051
17,664	Visa Inc.	6,194,941
		25,228,086
	Internet Content: 9.1%
10,212	Meta Platforms Inc. - Class A	6,740,839
54,185	Netflix Inc.*	5,080,386
75,400	Tencent Holdings Ltd.	5,798,578
		17,619,803

The accompanying notes are an integral part of these financial statements.

11

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 97.6%	Value
	Machinery - Electric Utility: 6.7%
89,380	ABB Ltd.	6,615,799
31,105	AMETEK Inc.	6,386,168
		13,001,967
	Medical Instrument: 6.5%
61,814	Medtronic PLC	5,937,853
127,699	Siemens Healthineers AG1	6,690,468
		12,628,321
	Power Conversion/ Supply Equipment: 3.3%
23,010	Schneider Electric SE	6,360,103

	Retail - Apparel: 2.9%
554,400	ANTA Sports Products Ltd.	5,729,854

	Semiconductor: 13.9%
27,250	Applied Materials Inc.	7,002,978
5,349	KLA-Tencor Corp.	6,499,463
41,159	Lam Research Corp.	7,045,598
21,412	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,506,893
		27,054,932
	Web Portals: 3.5%
21,704	Alphabet Inc. - A Shares	6,793,352

	Total Common Stock	189,518,068
	(cost $93,452,327)

	Total Investments in Securities	189,518,068
	(cost $93,452,327): 97.6%

	Other Assets in Excess of Liabilities: 2.4%	4,763,663

	Net Assets: 100.0%	$194,281,731

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

12

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

at December 31, 2025

	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund
Assets
Investments in securities, at cost	$18,326,364	$7,705,148	$24,736,116
Investments in securities, at value	$18,072,124	$11,279,310	$26,514,582
Cash	109,353	-	313,534
Cash denominated in foreign currency (cost of $10,842, $5,117, and $20,101, respectively)	10,853	5,164	20,224
Receivables:
Fund shares sold	474	-	-
Dividends and interest	10,266	17,854	-
Tax reclaim	15,315	-	-
Prepaid expenses	3,680	4,762	960
Total Assets	18,222,065	11,307,090	26,849,300

Liabilities
Overdraft due to custodian bank	-	33,691	-
Payable for Fund shares redeemed	1,331	-	19,136
Due to Adviser, net	6,170	7,326	23,355
Accrued administration fees	1,086	1,116	1,072
Accrued shareholder servicing plan fees	5,392	1,848	3,993
Audit fees	19,250	26,000	26,000
CCO fees	1,941	2,003	1,595
Custody fees	5,557	1,647	2,716
Fund Accounting fees	1,244	1,776	1,917
Legal fees	5,028	1,594	8,081
Miscellaneous fees	566	461	147
Printing fees	5,508	3,083	2,276
Transfer Agent fees	6,517	4,819	9,929
Trustee fees	1,410	1,456	2,255
Total Liabilities	61,000	86,820	102,472

Net Assets	$18,161,065	$11,220,270	$26,746,828

Composition of Net Assets
Paid-in capital	$49,133,046	$6,881,398	$27,306,141
Total distributable earnings (loss)	(30,971,981)	4,338,872	(561,173)
Net Assets	$18,161,065	$11,220,270	$26,744,968

Number of shares issued and outstanding (unlimited shares authorized, no par value)	2,861,907	606,995	1,644,456

Net asset value per share	$6.35	$18.48	$16.26

The accompanying notes are an integral part of these financial statements.

13

GUINNESS ATKINSON™ FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
at December 31, 2025

	Global Energy Fund	Global Innovators Fund
Assets
Investments in securities, at cost	$10,311,131	$93,452,327
Investments in securities, at value	$10,260,447	$189,518,068
Cash	139,918	4,549,377
Cash denominated in foreign currency (cost of $2,323, and $39,655, respectively)	2,323	39,760
Receivables:
Fund shares sold	129	34,292
Dividends and interest	17,676	105,863
Tax reclaim	40,683	304,241
Prepaid expenses	6,269	21,413
Total Assets	10,467,445	194,573,014

Liabilities
Payable for Fund shares redeemed	5,476	35,769
Due to Adviser, net	35	92,673
Accrued administration fees	328	2,796
Accrued shareholder servicing plan fees	3,139	32,974
Audit fees	26,000	26,000
CCO fees	1,053	7,182
Custody fees	3,072	3,466
Fund accounting fees	1,916	3,733
Legal fees	3,504	53,837
Miscellaneous fees	653	803
Printing fees	4,177	8,009
Transfer agent fees	5,769	16,703
Trustee fees	1,464	7,338
Total Liabilities	56,586	291,283

Net Assets	$10,410,859	$194,281,731

Composition of Net Assets
Paid-in capital	$37,204,846	$86,972,788
Total distributable earnings (loss)	(26,793,987)	107,308,943
Net Assets	$10,410,859	$194,281,731

Number of shares issued and outstanding (unlimited shares authorized, no par value)	426,455	-
Net asset value per share	$24.41	-

Net asset value per share per Class:
Investor Class shares:
Net assets applicable to shares outstanding		$155,337,363
Shares of beneficial interest issued and outstanding		2,710,537
Net asset value per share		$57.31

Institutional Class shares:
Net assets applicable to shares outstanding		$38,944,368
Shares of beneficial interest issued and outstanding		660,378
Net asset value per share		$58.97

The accompanying notes are an integral part of these financial statements.

14

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund
Investment Income
Dividends*	$260,060	$270,805	$669,014
Total income	260,060	270,805	669,014

Expenses
Advisory fees	138,202	106,020	256,883
Shareholder servicing plan fees	31,436	9,722	25,014
Transfer agent fees and expenses	27,511	18,517	35,989
Fund accounting fee and expenses	3,928	1,724	5,282
Administration fees	6,910	6,589	11,913
Custody fees and expenses	16,363	15,499	22,274
Audit fees	19,152	26,152	25,998
Legal fees	21,541	11,614	31,006
Registration fees	17,629	18,600	18,849
Printing	14,557	11,108	12,814
Trustees’ fees and expenses	11,801	9,035	13,411
Insurance	2,106	663	1,889
CCO fees and expenses	7,699	6,698	8,596
Miscellaneous	5,252	4,894	5,143
Tax reclaim service fee	1,590	-	-
Interest expense	419	306	2,086
Total expenses	326,096	247,141	477,147
Less: fees waived and expenses absorbed	(134,059)	(36,916)	-
Net expenses	192,037	210,225	477,147
Net Investment Income (Loss)	68,023	60,580	191,867

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(2,445,852)	1,495,035	(79,039)
Foreign currency	(2,670)	1,157	(2,378)
	(2,448,522)	1,496,192	(81,417)
Net change in unrealized appreciation (depreciation) on:
Investments	6,166,193	1,199,911	6,372,063
Foreign currency	2,146	155	145
	6,168,339	1,200,066	6,372,208

Net realized and unrealized gain (loss) on investments and foreign currency	3,719,817	2,696,258	6,290,791
Net increase from payments by affiliates	-	-	1,860
Net Increase (Decrease) in Net Assets from Operations	$3,787,840	$2,756,838	$6,484,518

*	Net of foreign tax withheld of $19,060, $17,302, and $47,176, respectively.

The accompanying notes are an integral part of these financial statements.

15

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	Global Energy Fund	Global Innovators Fund
Investment Income
Dividends*	$442,029	$1,826,385
Total income	442,029	1,826,385

Expenses
Advisory fees	74,239	1,466,040
Shareholder servicing plan fees	16,075	-
Investor Class	-	306,717
Transfer agent fees and expenses	20,225	-
Investor Class	-	61,374
Institutional Class	-	18,580
Fund accounting fee and expenses	4,031	24,935
Administration fees	4,751	84,995
Institutional Class	-	27,291
Custody fees and expenses	13,980	23,728
Audit fees	25,731	25,996
Legal fees	12,275	286,609
Registration fees	18,002	-
Investor Class	-	29,607
Institutional Class	-	16,908
Printing	12,677	26,695
Tax reclaim service fee	1,571	5,443
Trustees’ fees and expenses	10,034	59,637
Insurance	736	13,130
CCO fees and expenses	5,694	47,604
Miscellaneous	5,008	17,259
Interest expense	160	7,119
Total expenses	225,189	2,549,667
Less: fees waived and expenses absorbed	(79,930)	(214,972)
Net expenses	145,259	2,334,695
Net Investment Income (Loss)	296,770	(508,310)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(908,578)	34,063,018
Foreign currency	(328)	(11,038)
	(908,906)	34,051,980
Net change in unrealized appreciation (depreciation) on:
Investments	2,176,900	2,165,452
Foreign currency	4,472	35,354
	2,181,372	2,200,806

Net realized and unrealized gain (loss) on investments and foreign currency	1,272,466	36,252,786
Net Increase (Decrease) in Net Assets from Operations	$1,569,236	$35,744,476

*	Net of foreign tax withheld of $36,825, and $72,833, respectively.

The accompanying notes are an integral part of these financial statements.

16

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Alternative Energy Fund		Asia Focus Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$68,023	$46,936	$60,580	$48,185
Net realized gain (loss) on:
Investments	(2,445,852)	975,559	1,495,035	161,046
Foreign currency	(2,670)	(1,189)	1,157	(370)
Net change in unrealized appreciation (depreciation) on:
Investments	6,166,193	(3,865,848)	1,199,911	203,426
Foreign currency	2,146	(844)	155	(177)
Net increase (decrease) in net assets resulting from operations	3,787,840	(2,845,386)	2,756,838	412,110

Distributions to Shareholders
Net dividends and distributions	(60,058)	(45,445)	(741,961)	(149,729)
Return of capital	-	(4,905)	-	-
Total distributions to shareholders	(60,058)	(50,350)	(741,961)	(149,729)

Capital Transactions
Proceeds from shares sold	2,131,582	3,822,236	137,060	166,160
Reinvestment of distributions	57,120	48,002	610,208	120,327
Cost of shares redeemed	(6,499,939)	(10,775,504)	(1,330,249)	(1,655,626)
Net change in net assets from capital transactions	(4,311,237)	(6,905,266)	(582,981)	(1,369,139)

Total increase (decrease) in net assets	(583,455)	(9,801,002)	1,431,896	(1,106,758)

Net Assets
Beginning of period	18,744,520	28,545,522	9,788,374	10,895,132
End of period	$18,161,065	$18,744,520	$11,220,270	$9,788,374

Capital Share Activity
Shares sold	369,873	686,712	7,170	10,460
Shares issued on reinvestment	8,967	9,074	33,399	7,793
Shares redeemed	(1,245,339)	(1,958,257)	(75,502)	(111,226)
Net decrease in shares outstanding	(866,499)	(1,262,471)	(34,933)	(92,973)

The accompanying notes are an integral part of these financial statements.

17

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	China & Hong Kong Fund
	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$191,867		$275,731
Net realized gain (loss) on:
Investments	(79,039)		(1,433,294)
Foreign currency	(2,378)		485
Net change in unrealized appreciation (depreciation) on:
Investments	6,372,063		889,914
Foreign currency	145		101
Net increase from payments by affiliates	1,860		-
Net increase (decrease) in net assets resulting from operations	6,484,518		(267,063)

Distributions to Shareholders
Net dividends and distributions	(280,079)		(270,001)
Total distributions to shareholders	(280,079)		(270,001)

Capital Transactions
Proceeds from shares sold	595,439		1,227,894
Reinvestment of distributions	267,462		253,197
Cost of shares redeemed	(4,095,506	)(1)	(5,785,580	)(1)
Net change in net assets from capital transactions	(3,232,605)		(4,304,489)

Total decrease in net assets	2,971,834		(4,841,553)

Net Assets
Beginning of period	23,774,994		28,616,547
End of period	$26,746,828		$23,774,994

Capital Share Activity
Shares sold	40,025		91,532
Shares issued on reinvestment	16,239		19,432
Shares redeemed	(278,047)		(468,850)
Net decrease in shares outstanding	(221,783)		(357,886)

(1)	Net of redemption fees of $348 and $4,435, respectively.

The accompanying notes are an integral part of these financial statements.

18

GUINNESS ATKINSON™ FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Global Energy Fund
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$296,770	$293,604
Net realized gain (loss) on:
Investments	(908,578)	358,726
Foreign currency	(328)	(744)
Net change in unrealized appreciation (depreciation) on:
Investments	2,176,900	(709,237)
Foreign currency	4,472	(2,425)
Net increase (decrease) in net assets resulting from operations	1,569,236	(60,076)

Distributions to Shareholders
Net dividends and distributions	(290,033)	(650,040)
Total distributions to shareholders	(290,033)	(650,040)

Capital Transactions
Proceeds from shares sold	1,357,001	1,436,156
Reinvestment of distributions	277,651	614,234
Cost of shares redeemed	(2,271,331)	(3,669,057)
Net change in net assets from capital transactions	(636,679)	(1,618,667)

Total decrease in net assets	642,524	(2,328,783)

Net Assets
Beginning of period	9,768,335	12,097,118
End of period	$10,410,859	$9,768,335

Capital Share Activity
Shares sold	60,611	60,369
Shares issued on reinvestment	11,347	27,996
Shares redeemed	(100,434)	(151,182)
Net decrease in shares outstanding	(28,476)	(62,817)

The accompanying notes are an integral part of these financial statements.

19

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Innovators Fund
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(508,310)	$(463,035)
Net realized gain (loss) on:
Investments	34,063,018	29,645,523
Foreign currency	(11,038)	(17,668)
Net change in unrealized appreciation (depreciation) on:
Investments	2,165,452	6,850,200
Foreign currency	35,354	(21,410)
Net increase in net assets resulting from operations	35,744,476	35,993,610

Distributions to Shareholders
Net dividends and distributions:
Investor Class	(22,745,969)	(17,802,827)
Institutional Class	(5,687,747)	(5,319,820)
Total distributions to shareholders	(28,433,716)	(23,122,647)

Capital Transactions
Proceeds from shares sold:
Investor Class	6,749,813	14,132,438
Institutional Class	10,796,899	8,569,285
Reinvestment of distributions:
Investor Class	21,890,135	17,189,254
Institutional Class	5,423,735	3,524,512
Cost of shares redeemed:
Investor Class	(35,690,636)	(21,724,823)
Institutional Class	(25,372,858)	(15,277,160)
Net change in net assets from capital transactions	(16,202,912)	6,413,506

Total increase in net assets	(8,892,152)	19,284,469

Net Assets
Beginning of period	203,173,883	183,889,414
End of period	$194,281,731	$203,173,883

Capital Share Activity
Shares sold:
Investor Class	113,774	240,498
Institutional Class	164,824	141,047
Shares issued on reinvestment:
Investor Class	385,051	297,032
Institutional Class	92,713	59,586
Shares redeemed:
Investor Class	(591,467)	(366,866)
Institutional Class	(421,447)	(248,209)
Net increase (decrease) in shares outstanding	(256,552)	123,088

The accompanying notes are an integral part of these financial statements.

20

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
Alternative Energy Fund	2025		2024	2023	2022	2021
Net asset value, beginning of period	$5.03		$5.72	$5.86	$6.71	$6.19

Income from investment operations:
Net investment income (loss)	0.02		0.01	(0.02)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.32		(0.69)	(0.12)	(0.80)	0.58
Total from investment operations	1.34		(0.68)	(0.14)	(0.85)	0.52

Less distributions:
From net investment income	(0.02)		(0.01)	-	-	-
From net realized gain	-		-	-	-	-
Return of capital	-		- (1)	-	-	-
Total distributions	(0.02)		(0.01)	-	-	-

Net asset value, end of period	$6.35		$5.03	$5.72	$5.86	$6.71

Total return	26.65%		(11.85%)	(2.39)%	(12.67%)	8.40%

Ratios/supplemental data:
Net assets, end of period (millions)	$18.2		$18.7	$28.5	$27.5	$32.2

Ratio of expenses to average net assets:
Before fee waived/recaptured	1.89	%(3)	1.76%	1.79%	1.90%	1.73%
After fees waived/recaptured (2)	1.11	%(3)	1.10%	1.48%	1.98%	1.98%

Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	-0.39%		(0.47%)	(0.62%)	(0.79%)	(0.61%)
After fees waived/recaptured	0.39%		0.19%	(0.31%)	(0.87%)	(0.86%)

Portfolio turnover rate	17.30%		14.74%	16.38%	17.75%	29.03%

(1)	Amount represents less than $0.01 per share.
(2)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 1.10%, prior to June 1, 2023, the limit on operating expenses was 1.98%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(3)	If tax reclaim service fees had been excluded, expenses would have been lowered by 0.01% for the year ended December 31, 2025.

The accompanying notes are an integral part of these financial statements.

21

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
Asia Focus Fund	2025	2024		2023	2022	2021
Net asset value, beginning of period	$15.25	$14.83		$14.17	$20.36	$23.76

Income from investment operations:
Net investment income (loss)	0.12	0.08		0.07	0.02	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	4.39	0.57		0.76	(5.73)	(1.46)
Total from investment operations	4.51	0.65		0.83	(5.71)	(1.54)

Less distributions:
From net investment income	(0.19)	(0.07)		(0.02)	-	-
From net realized gain	(1.09)	(0.16)		(0.15)	(0.48)	(1.86)
Total distributions	(1.28)	(0.23)		(0.17)	(0.48)	(1.86)

Redemption fee proceeds	-	-		-	-	-

Net asset value, end of period	$18.48	$15.25		$14.83	$14.17	$20.36

Total return	29.67%	4.36%		5.95%	(28.03)%	(6.32)%

Ratios/supplemental data:
Net assets, end of period (millions)	$11.2	$9.8		$10.9	$11.0	$16.4

Ratio of expenses to average net assets:
Before fees waived	2.33%	2.50	%(2)	2.43%	2.36%	1.89%
After fees waived (1)	1.98%	1.99	%(2)	1.98%	1.98%	1.98%

Ratio of net investment income (loss) to average net assets:
Before fees waived	0.22%	(0.04%)		(0.03%)	(0.26%)	(0.26%)
After fees waived	0.57%	0.47%		0.42%	0.12%	(0.35%)

Portfolio turnover rate	16.27%	6.18%		4.04%	6.00%	29.05%

(1)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 1.98%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(2)	If interest expense had been excluded, expenses would have been lowered by 0.01% for the year ended December 31, 2024.

The accompanying notes are an integral part of these financial statements.

22

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
China & Hong Kong Fund	2025		2024		2023		2022		2021
Net asset value, beginning of period	$12.74		$12.87		$15.16		$20.05		$25.92

Income from investment operations:
Net investment income	0.13		0.15		0.07		0.08		0.05
Net realized and unrealized gain (loss) on investments and foreign currency	3.56	(4)	(0.14)		(2.26)		(4.84)		(1.83)
Total from investment operations	3.69		0.01		(2.19)		(4.76)		(1.78)

Less distributions:
From net investment income	(0.17)		(0.14)		(0.10)		(0.05)		(0.07)
From net realized gain	-		-		-		(0.08)		(4.02)
Total distributions	(0.17)		(0.14)		(0.10)		(0.13)		(4.09)

Redemption fee proceeds	-	(1)	-	(1)	-		-		- (1)

Net asset value, end of period	$16.26		$12.74		$12.87		$15.16		$20.05

Total return	28.96%		0.07%		(14.46%)		(23.71%)		(6.70%)

Ratios/supplemental data:
Net assets, end of period (millions)	$26.7		$23.8		$28.6		$38.1		$56.7

Ratio of expenses to average net assets: (2)
	1.86	%(3)	1.94	%(3)	1.82	%(3)	1.71	%(3)	1.50%

Ratio of net investment income to average net assets:
	0.75%		1.08%		0.36%		0.45%		0.20%

Portfolio turnover rate	22.23%		8.63%		5.18%		17.46%		29.82%

(1)	Amount represents less than $0.01 per share.
(2)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 1.98%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(3)	If interest expense had been excluded, expenses would have been lowered by 0.01% , 0.02%, 0.01% and 0.01% for the years ended December 31, 2025, 2024, 2023 and 2022, respectively.
(4)	The Adviser reimbursed the Fund $1,860 for a trade error. As of December 31, 2025, the reimbursement amount has no impact per share.

The accompanying notes are an integral part of these financial statements.

23

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
Global Energy Fund	2025		2024		2023		2022		2021
Net asset value, beginning of period	$21.47		$23.36		$23.78		$17.73		$12.47

Income from investment operations:
Net investment income	0.72		0.77		0.95		0.74		0.49
Net realized and unrealized gain (loss) on investments and foreign currency	2.91		(1.14)		(0.36)		5.35		5.23
Total from investment operations	3.63		(0.37)		0.59		6.09		5.72

Less distributions:
From net investment income	(0.69)		(1.52)		(1.01)		(0.04)		(0.46)
From net realized gain	-		-		-		-		-
Total distributions	(0.69)		(1.52)		(1.01)		(0.04)		(0.46)

Net asset value, end of period	$24.41		$21.47		$23.36		$23.78		$17.73

Total return	16.90%		(1.72%)		2.60%		34.33%		45.98%

Ratios/supplemental data:
Net assets, end of period (millions)	$10.4		$9.8		$12.1		$16.2		$12.3

Ratio of expenses to average net assets
Before fees waived/recaptured	2.27	%(3)	2.13	%(2)	2.13	%(2)	1.91	%(2)	1.99	%(2)
After fees waived/recaptured (1)	1.47	%(3)	1.46	%(2)	1.47	%(2)	1.46	%(2)	1.46	%(2)

Ratio of net investment income to average net assets
Before fees waived/recaptured	2.19%		1.91%		2.01%		2.55%		2.40%
After fees waived/recaptured	3.00%		2.58%		2.67%		3.00%		2.93%

Portfolio turnover rate	9.62%		9.97%		10.45%		70.54%		49.58%

(1)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 1.45%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(2)	If interest expense had been excluded, expenses would have been lowered by 0.01%, 0.02%, 0.01% and 0.01% for the years ended December 31, 2024, 2023, 2022 and 2021, respectively.
(3)	If tax reclaim service fees had been excluded, expenses would have been lowered by 0.02% for the year ended December 31, 2025.

The accompanying notes are an integral part of these financial statements.

24

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
Global Innovators Fund - Investor Class	2025		2024	2023	2022	2021
Net asset value, beginning of period	$55.73		$52.25	$39.01	$62.04	$60.53

Income from investment operations:
Net investment income (loss)	(0.18)		(0.16)	(0.14)	(0.07)	(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency	11.38		10.63	15.39	(18.08)	12.77
Total from investment operations	11.20		10.47	15.25	(18.15)	12.57

Less distributions:
From net investment income	-		-	-	-	-
From net realized gain	(9.62)		(6.99)	(2.01)	(4.88)	(11.06)
Total distributions	(9.62)		(6.99)	(2.01)	(4.88)	(11.06)

Net asset value, end of period	$57.31		$55.73	$52.25	$39.01	$62.04

Total return	20.24%		19.54%	39.34%	(29.67%)	21.52%

Ratios/supplemental data:
Net assets, end of period (millions)	$155.3		$156.2	$137.5	$100.7	$161.4

Ratio of expenses to average net assets:
Before fees waived/recaptured	1.34	%(2)	1.25%	1.28%	1.27%	1.17%
After fees waived/recaptured (1)	1.25	%(2)	1.24%	1.24%	1.24%	1.24%

Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.40%)		(0.29%)	(0.34%)	(0.17%)	(0.25%)
After fees waived/recaptured	(0.31%)		(0.28%)	(0.30%)	(0.14%)	(0.32%)

Portfolio turnover rate	15.67%		25.34%	8.77%	14.66%	19.01%

(1)	The Adviser has contractually agreed to limit the operating expenses Fund’s Investor Class to 1.24% excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(2)	If interest and tax reclaim expense had been excluded, expenses would have been lowered by 0.01% for the year ended December 31, 2025.

The accompanying notes are an integral part of these financial statements.

25

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
Global Innovators Fund - Institutional Class	2025		2024	2023	2022	2021
Net asset value, beginning of period	$56.97		$53.16	$39.56	$62.68	$60.89

Income from investment operations:
Net investment income (loss)	(0.03)		(0.02)	(0.02)	0.06	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	11.65		10.82	15.63	(18.30)	12.89
Total from investment operations	11.62		10.80	15.61	(18.24)	12.85

Less distributions:
From net investment income	-		-	-	-	-
From net realized gain	(9.62)		(6.99)	(2.01)	(4.88)	(11.06)
Total distributions	(9.62)		(6.99)	(2.01)	(4.88)	(11.06)

Net asset value, end of period	$58.97		$56.97	$53.16	$39.56	$62.68

Total return	20.54%		19.83%	39.70%	(29.51%)	21.86%

Ratios/supplemental data:
Net assets, end of period (millions)	$38.9		$47.0	$46.3	$33.6	$64.6

Ratio of expenses to average net assets:
Before fees waived	1.18	%(2)	1.10%	1.13%	1.10%	0.99%
After fees waived (1)	1.00	%(2)	0.99%	0.99%	0.99%	0.99%

Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.24%)		(0.14%)	(0.19%)	0.01%	(0.08%)
After fees waived	(0.06%)		(0.03%)	(0.05%)	0.12%	(0.08%)

Portfolio turnover rate	15.67%		25.34%	8.77%	14.66%	19.01%

(1)	The Adviser has contractually agreed to limit the operating expenses of the Fund’s Institutional Class to 0.99%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(2)	If interest and tax reclaim expense had been excluded, expenses would have been lowered by 0.01% for the year ended December 31, 2025.

The accompanying notes are an integral part of these financial statements.

26

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Note 1 - Organization

Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Currently, the Trust offers twelve separate, series portfolios, each of which has a unique investment objective and strategies. This report covers the five open-end mutual funds: Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy Fund”), and Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), all of which (each a “Fund” and collectively, the “Funds”) are covered by this report. Each Fund is a diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, and the Alternative Energy Fund began operations on March 31, 2006. Each of the Funds is authorized to issue a single class of shares except for the Global Innovators Fund. The Global Innovators Fund is authorized to issue two classes of shares: Investor Class shares and Institutional Class shares. Institutional Class shares of the Global Innovators Fund commenced operations on December 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Global Innovators Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovator Fund’s investment objective is long-term capital appreciation. The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financials Statements and there are no resources allocated to the Fund based on performance measurements. The management of the Funds’ Adviser is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

Note 2 - Significant accounting policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. (“GAAP”).

A.	Security Valuation. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Debt securities are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information. Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. Short-term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.
27

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 - Continued

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency transactions in the respective Fund’s statement of operations.

B.	Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) to hedge against foreign exchange fluctuations on foreign-denominated investments under which they are obligated to exchange currencies at specific future dates and at specified rates. All commitments are “marked-to-market” daily and any resulting unrealized gains or losses are included as unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities. The Funds record realized gains or losses at the time the forward contract is settled. Risks may arise upon entering these contracts from the potential inability of a counter party to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. Counterparties to these contracts are major U.S. financial institutions. Please refer to Note 8 for further information on forward foreign currency contracts held in each Fund.

C.	Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees.

D.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Adviser will take steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

E.	Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses from securities transactions are calculated using the identified cost method. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.
28

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 - Continued

F.	Allocation of Expenses. Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds in proportion to their respective assets or another appropriate method. Expenses such as distribution and service fees, transfer agent fees and expenses with respect to the Global Innovators Fund, that are specific to individual share classes are accrued directly to the respective share class.

G.	Cash overdraft. Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of BBH Overdraft Base Rate plus 2.00%. Payables, if any, are reflected as Overdraft Due to Custodian Bank in the Statements of Assets and Liabilities. Expenses from cash overdrafts are included in Interest Expense in the Statements of Operations.

H.	Concentration of Risk. The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors. The Asia Focus Fund invests substantially all of its assets in the Asian continent. The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments. The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds’ investments and any income generated, as well as the Funds’ ability to repatriate such amounts.

I.	Other Risks.

China Currency Risk. The Funds’ investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. Currency volatility is relative and can be periodic. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. For other countries, such as Australia (Australia Dollar), currency volatility is relatively low over longer terms. Some currencies, such as South Korea (Won), Taiwan (New Taiwan Dollar), Singapore (Singapore Dollar) and India (Rupee), trade only in local markets and may be more volatile than other currencies. The Fund could pay more if it had to acquire a foreign currency when the amplitude of its volatility is high as measured against the US Dollar.

29

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 - Continued

Capital Controls and Sanctions Risk. In 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, but also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact a Fund’s ability to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

J.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

K.	Reclassifications. Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or new asset value per share and were primarily attributed to differences in the treatment of foreign currency and net investment losses. For the year ended December 31, 2025, permanent differences in book and tax accounting have been reclassified as follows:

	Distributable Earnings/(Losses)	Paid in Capital
Alternative Energy Fund	$-	$-
Asia Focus Fund	-	-
China & Hong Kong Fund	-	-
Global Energy Fund	-	-
Global Innovators Fund	-	-

L.	Indemnifications. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

M.	Federal Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended December 2022 through 2024, and as of and during the year ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

30

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 - Continued

The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction when material to the Fund’s financial statements. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.

The Funds did not pay any federal or state and local income taxes. The Funds paid income taxes in foreign jurisdictions during the year ended December 31, 2025. Cash paid for income taxes, net of refunds received, were as follows:

Income taxes by foreign jurisdiction:	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund	Global Energy Fund
Australia	$-	$323	$-	$-
Austria	-	-	-	4,314
Canada	-	-	-	12,550
China	2,147	8,403	47,176	2,744
Denmark	320	-	-	-
France	2,183	-	-	2,251
Germany	4,532	-	-	-
India	-	614	-	-
Ireland	2,239	-	-	-
Italy	-	-	-	3,561
Netherlands	1,484	-	-	-
Norway	-	-	-	5,875
Portugal	-	-	-	2,020
South Korea	305	1,372	-	-
Spain	5,178	-	-	3,510
Sweden	672	-	-	-
Taiwan	-	6,590	-	-
Total Income taxes paid, net of refunds	$19,060	$17,302	$47,176	$36,825

For the year ended December 31, 2025, the Global Innovators Fund had taxes paid in foreign jurisdictions, net of refunds received, that were less than 5% of total income.

31

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 - Continued

Note 3 - Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with Guinness Atkinson Asset Management, Inc. (the “Adviser”), under which the Adviser provides the Funds with investment management services. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the following annual rates based upon the average daily net assets of the Funds:

Alternative Energy Fund	0.80%
Asia Focus Fund	1.00%
China & Hong Kong Fund	1.00%
Global Energy Fund	0.75%
Global Innovators Fund	0.75% on the 1st $250 million, 0.50% thereafter

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to limit each Fund’s total operating expenses (excluding interest, taxes, acquired fund fees and expenses (as defined in Form N1-A), fees and expenses related to services for reclamation or recollection of foreign taxes withheld, dividends on short positions and extraordinary expenses) by reducing all or a portion of its fees and reimbursing the Fund for expenses so that its ratio of expenses to average daily net assets will not exceed the following levels:

	Annual Expense Limit	Expiration Date
Alternative Energy Fund	1.10%	June 30, 2028
Asia Focus Fund	1.98%	June 30, 2028
China & Hong Kong Fund	1.98%	June 30, 2028
Global Energy Fund	1.45%	June 30, 2028
Global Innovators Fund - Investor Class	1.24%	June 30, 2028
Global Innovators Fund - Institutional Class	0.99%	June 30, 2028

The expense ratios shown in the financial highlights may exceed these levels due to expenses incurred, but not covered by the expense limitation agreement.

To the extent that the Adviser waives fees and/or absorbs expenses it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed and recaptured previously waived subject to the applicable cap. For the year ended December 31, 2025, the Adviser waived fees and absorbed expenses as follows:

Fees waived and Expenses Absorbed
Alternative Energy Fund	$134,059
Asia Focus Fund	36,916
Global Energy Fund	79,930
Global Innovators Fund	214,972
Total	$465,877

32

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 - Continued

At December 31, 2025, the Adviser may recapture a portion of the following amounts that had been paid and/or waived on behalf of the Funds no later than the dates as stated below:

	December 31,
Fund	2026	2027	2028	Total
Alternative Energy Fund	$69,017	$159,088	$134,059	$362,164
Asia Focus Fund	50,668	52,511	36,916	140,095
Global Energy Fund	87,577	76,515	79,930	244,022
Global Innovators Fund	98,690	63,891	214,972	377,553

During the year ended December 31, 2025, the Adviser reimbursed the China & Hong Kong Fund $1,860 for a trade error. This amount is reported on the Statement of Operations under the caption “Net increase from payments by affiliates”.

Foreside Fund Services, LLC acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Mutual Fund Administration, LLC (the “Administrator”) acts as the Funds’ administrator under an administration agreement. The fees paid to the Administrator for the year ended December 31, 2025, are reported on the Statements of Operations.

Foreside Fund Officer Services, LLC provides Chief Compliance Officer (“CCO”) services to the Funds. The fees paid for CCO services for the year ended December 31, 2025, are reported on the Statements of Operations.

The fees paid to non-interested Trustees for the year ended December 31, 2025, are reported on the Statements of Operations.

Certain officers of the Trust are also officers and/or Directors of the Adviser and the Administrator. None of these officers are compensated directly by the Funds.

Note 4 - Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. The Board of Trustees has not authorized the Funds to make payment under the Distribution Plan. Currently, no payment is being made by the Funds.

Note 5 - Shareholder Servicing Plan

Each Fund has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of its daily average net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Global Innovators Fund – Institutional Class shares do not participate in the Shareholder Servicing Plan.

The fees paid under the Shareholder Servicing Plan for the year ended December 31, 2025, are reported on the Statements of Operations.

33

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 - Continued

Note 6 - Investment Transactions

The following table presents purchases and sales of securities during the year ended December 31, 2025, excluding short-term investments, to indicate the volume of transactions in each Fund.

	Purchases	Sales
Alternative Energy Fund	$2,950,475	$7,305,725
Asia Focus Fund	1,711,600	2,816,252
China & Hong Kong Fund	5,692,307	9,350,094
Global Energy Fund	934,426	1,519,845
Global Innovators Fund	30,388,606	77,854,012

The Funds did not purchase U.S. Government securities as a part of their long-term investment strategy during the year ended December 31, 2025.

Note 7 - Fair Value Measurements and Disclosures

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

34

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 - Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2025, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Basic Materials	$-	$1,047,803	$-	$1,047,803
Consumer, Cyclical	1,167,075	-	-	1,167,075
Energy	1,272,696	708,587	-	1,981,283
Industrial	4,873,920	4,222,155	-	9,096,075
Technology	1,015,880	619,186	-	1,635,066
Utilities	1,756,434	1,388,388	-	3,144,822
Total Investments, at value	10,086,005	7,986,119	-	18,072,124
Total Assets	$10,086,005	$7,986,119	$-	$18,072,124

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Communications	$1,081,984	$1,304,364	$-	$2,386,348
Consumer, Cyclical	-	727,976	184,290	912,266
Consumer, Non-cyclical	-	1,880,849	-	1,880,849
Financial	343,476	1,294,374	-	1,637,850
Industrial	-	1,947,712	-	1,947,712
Technology	1,258,270	1,256,015	-	2,514,285
Total Investments, at value	2,683,730	8,411,290	-	11,279,310
Total Assets	$2,683,730	$8,411,290	$184,290	$11,279,310

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Communications	$2,162,253	$2,642,119	$-	$4,804,372
Consumer, Cyclical	-	7,859,827	-	7,859,827
Consumer, Non-cyclical	-	2,625,274	-	2,625,274
Energy	-	834,603	-	834,603
Financial	-	4,591,566	-	4,591,566
Industrial	-	4,881,152	-	4,881,152
Technology	917,788	-	-	917,788
Total Investments, at value	3,080,041	23,434,541	-	26,514,582
Total Assets	$3,080,041	$23,434,541	$-	$26,514,582

35

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 - Continued

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Energy	$6,598,181	$3,662,266	$-	$10,260,447
Total Investments, at value	6,598,181	3,662,266	-	10,260,447
Total Assets	$6,598,181	$3,662,266	$-	$10,260,447

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Communications	$24,744,695	$5,798,578	$-	$30,543,273
Consumer, Cyclical	-	5,729,854	-	5,729,854
Consumer, Non-cyclical	18,800,848	6,690,468	-	25,491,316
Financial	19,309,585	5,918,501	-	25,228,086
Industrial	12,570,174	12,975,902	-	25,546,076
Technology	76,979,463	-	-	76,979,463
Total Investments, at value	152,404,765	37,113,303	-	189,518,068
Total Assets	$152,404,765	$37,113,303	$-	$189,518,068

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Asia Focus Fund
Common Stocks
Balance as of December 31, 2024	$-
Transfers into Level 3	184,290
Transfers out of Level 3	-
Total gains or losses for the period
Realized loss included in earnings (or changes in net assets)	-
Unrealized appreciation (depreciation) included in earnings (or changes in net assets)	-
Included in other comprehensive income	-
Net purchases	-
Net sales	-
Balance as of December 31, 2025	$184,290

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-

36

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 - Continued

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

Fund	Asset Class	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average	Impact to Valuation from an Increase in Input(1)
Asia Focus Fund	Common Stocks	$184,290	Market Approach	Liquidity Discount	50%	N/A	Decrease

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 8 - Forward Foreign Currency Contracts

In order to hedge their portfolio and to protect them against possible fluctuations in foreign exchange rates pending the settlement of securities transactions, the Funds may enter into forward foreign currency contracts that obligate them to exchange currencies at specified future dates. At the maturity of a forward contract, a Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of the portfolio securities sold. It may also terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward values of amounts due are netted against the forward value of the currency to be delivered, and the net amount is shown as a receivable or payable in the financial statements. The Funds do not have any outstanding forward contracts as of December 31, 2025.

37

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 - Continued

Note 9 - Tax Matters

As of December 31, 2025, the tax basis of investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund
Cost of investments for tax purposes	$18,327,233	$7,963,966	$24,736,116
Gross tax unrealized appreciation	4,036,356	4,508,468	6,537,111
Gross tax unrealized depreciation	(4,291,465)	(1,193,124)	(4,758,645)
Net tax unrealized appreciation (depreciation) on investments	(255,109)	3,315,344	1,778,466
Net tax unrealized appreciation (depreciation) on foreign-currency denominated assets and liabilities	291	34	127
Net tax unrealized appreciation (depreciation)*	(254,818)	3,315,378	1,778,593
Undistributed net ordinary income	5,128	18,619	26,964
Undistributed Long-Term Capital Gains	-	1,005,202	-
Post October loss	(89)	(327)	(231)
Capital loss carryforward	(30,722,202)	-	(2,366,499)
Total accumulated gain/(loss)	$(30,971,981)	$4,338,872	$(561,173)

	Global Energy Fund	Global Innovators Fund
Cost of investments for tax purposes	$10,320,878	$93,760,473
Gross tax unrealized appreciation	1,053,260	96,368,328
Gross tax unrealized depreciation	(1,113,691)	(610,733)
Net tax unrealized appreciation (depreciation) on investments	(60,431)	95,757,595
Net tax unrealized appreciation (depreciation) on foreign-currency denominated assets and liabilities	1,843	38,604
Net tax unrealized appreciation (depreciation)*	(58,588)	95,796,199
Undistributed net ordinary income	5,908	56,390
Undistributed Long-Term Capital Gains	-	11,456,354
Post October loss	-	-
Capital loss carryforward	(26,741,307)	-
Total accumulated gain/(loss)	$(26,793,987)	$107,308,943

*	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
38

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 - Continued

As of December 31, 2025, the Funds have the following capital loss carryforwards available to offset future realized capital gains:

Capital losses expiring in:	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund	Global Energy Fund	Global Innovators Fund
No Expiration Long-term	$30,722,202	$-	$2,366,499	$23,405,277	$-
No Expiration Short-term	-	-	-	3,336,030	-
Total	$30,722,202	$-	$2,366,499	$26,741,307	$-

The tax character of distributions (other than return of capital distributions) paid during 2025 and 2024 fiscal years are as follows:

	2025		2024
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Alternative Energy Fund*	$60,058	$-	$50,350	$-
Asia Focus Fund	126,425	615,536	46,221	103,508
China & Hong Kong Fund	280,079	-	270,001	-
Global Energy Fund	290,033	-	650,040	-
Global Innovators Fund	699,696	27,734,020	-	23,122,647

*	The Alternative Energy Fund had $4,905 return of capital distribution in 2024.

Note 10 - New Accounting Pronouncements and Regulatory Updates

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction.

Note 11 - Events Subsequent to the Reporting Period End

The Funds have adopted financial reporting rules regarding a subsequent event which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

39

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 - Continued

Additional Information (Unaudited)

Supplemental Tax Information

For the year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Alternative Energy Fund	100%
Asia Focus Fund	92%
China & Hong Kong Fund	100%
Global Energy Fund	100%
Global Innovators Fund	100%

For the year ended December 31, 2025, pursuant to Section 853(b)(3) of the Internal Revenue Code, the Asia Focus Fund and the Global Innovators Fund designate $615,536 and $27,734,020 respectively, as long-term capital gains.

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Funds designate the following income earned from foreign sources and foreign taxes paid for the year ended December 31, 2025:

	Foreign Sourced Income		Foreign Taxes Paid
	Total Amount	Per Share Amount	Total Amount	Per Share Amount
Alternative Energy Fund	$162,846	$0.03	$19,060	$0.01
Asia Focus Fund	277,656	0.46	17,302	0.03
China & Hong Kong Fund	714,946	0.43	47,021	0.03
Global Energy Fund	331,562	0.78	36,825	0.09
Global Innovators Fund	N/A	N/A	N/A	N/A

40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of Guinness Atkinson Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Alternative Energy Fund, Asia Focus Fund, China & Hong Kong Fund, Global Energy Fund and Global Innovators Fund (the “Funds”), each a series of Guinness Atkinson Funds (the “Trust”), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 27, 2026

41

Guinness Atkinson Funds
c/o U.S. Bank Global Fund Services, LLC
P.O. Box 219252
Kansas City, MO 64121-9252

GUINNESS
ATKINSON
FUNDS

GUINNESS ATKINSON FUNDS

DECEMBER 31, 2025

Annual Financials & Other Information

ADIV Guinness Atkinson Asia Pacific Dividend Builder ETF

DIVS Guinness Atkinson Dividend Builder ETF

GAID Guinness Atkinson International Dividend Builder ETF

GARA Guinness Atkinson Real Assets Income ETF

GAUD Guinness Atkinson US Dividend Builder ETF

MOTO Guinness Atkinson Smart Transportation & Technology ETF

SOLR Guinness Atkinson Sustainable Energy ETF

Asia Pacific Dividend Builder ETF

Dividend Builder ETF

International Dividend Builder ETF

Real Assets Income ETF

US Dividend Builder ETF

Smart Transportation & Technology ETF

Sustainable Energy ETF

Each a series of Guinness Atkinson ETFs

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Asia Pacific Dividend Builder ETF	3
Dividend Builder ETF	5
International Dividend Builder ETF	7
Real Assets Income ETF	9
US Dividend Builder ETF	11
Smart Transportation & Technology ETF	13
Sustainable Energy ETF	15
Statements of Assets and Liabilities	16
Statements of Operations	19
Statements of Changes in Net Assets	22
Financial Highlights	27
Notes to Financial Statements	34
Report of Independent Registered Public Accounting Firm	46
Other Information	48

This report and the financial statements contained herein are provided for the general information of the shareholders of the ETF Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

https://www.gafunds.com/

Guinness Atkinson Asia Pacific Dividend Builder ETF

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 99.4%	Value
	Australia: 9.2%
42,751	Corporate Travel Management Ltd.(1)	$228,239
13,013	JB Hi-Fi Ltd.	835,596
329,307	Metcash Ltd.	725,218
58,681	Sonic Healthcare Ltd.	885,425
		2,674,478

	China: 37.0%
906,000	China Construction Bank Corp. - H Shares	895,220
518,000	China Medical System Holdings	858,608
123,500	China Merchants Bank Co., Ltd. - H Shares	837,869
458,500	China Overseas Land & Investment Ltd.	721,690
314,500	China Resources Gas Group Ltd.	914,089
239,800	Haier Smart Home Co Ltd - /HKD/	748,123
1,160,000	Industrial and Commercial Bank of China Ltd. - H Shares	937,527
186,100	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	762,902
5,791	NetEase Inc. - ADR	796,957
114,500	Ping An Insurance Group Company of China Ltd. - H Shares	958,507
92,400	Shenzhou International	726,605
451,700	Suofeiya Home Collection - A Shares	881,180
122,294	Zhejiang Supor Cookware - A Shares	772,686
		10,811,963

	Hong Kong: 3.4%
195,500	BOC Hong Kong Holdings Ltd.	990,236

	India: 3.0%
50,143	Tech Mahindra Ltd.	887,778

	Indonesia: 2.6%
3,401,100	Bank Rakyat Indonesia Persero	746,508

	Malaysia: 2.6%
687,600	Public Bank Bhd	769,272

	Singapore: 8.7%
374,054	Capland Ascendas - REIT	823,536
449,800	CapitaLand Integrated Commercial Trust - REIT	836,333
20,105	DBS Group Holdings Ltd.	881,529
		2,541,398

	South Korea: 2.8%
102,158	Korean Reinsurance Co	817,984

	Taiwan: 19.2%
108,200	Catcher Technology Co., Ltd.	717,836
17,800	Elite Material Co., Ltd.	933,944
103,817	Hon Hai Precision Industry Co., Ltd.	763,263
9,665	Largan Precision Co., Ltd.	769,143
69,000	Nien Made Enterprise Co., Ltd.	794,495
62,700	Novatek Microelectronics Corp.	747,952
2,880	Taiwan Semiconductor Manufacturing Co., Ltd.	875,203
		5,601,836

The accompanying notes are an integral part of these financial statements.

3

Guinness Atkinson Asia Pacific Dividend Builder ETF

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 99.4%	Value
	Thailand: 2.7%
225,000	Tisco Financial Group PCL	$789,913

	United States: 8.2%
6,561	Aflac Inc.	723,481
2,391	Broadcom Inc.	827,525
4,830	QUALCOMM Inc.	826,172
		2,377,178

	Total Common Stocks (Cost $26,396,157)	29,008,544

	Total Investments (Cost $26,396,157): 99.4%	29,008,544
	Other Assets in Excess of Liabilities: 0.6%	180,155
	Total Net Assets - 100.0%	$29,188,699

ADR - American Depository Receipt

PCL - Public Company Limited

(1)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

The accompanying notes are an integral part of these financial statements.

4

Guinness Atkinson Dividend Builder ETF

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 99.3%	Value
	China: 2.2%
86,600	ANTA Sports Products Ltd.	$896,311

	France: 8.8%
15,774	Danone SA	1,423,438
9,932	Publicis Groupe	1,034,468
4,285	Schneider Electric SE	1,182,994
		3,640,900

	Germany: 2.8%
4,330	Deutsche Boerse AG	1,138,420

	Ireland: 2.8%
11,926	Medtronic PLC	1,145,612

	Sweden: 6.2%
35,789	Assa Abloy AB-B	1,395,189
64,184	Atlas Copco	1,157,646
		2,552,835
	Switzerland: 10.0%
19,621	ABB Ltd.	1,467,023
12,680	Nestle SA	1,260,556
3,422	Roche Holding AG	1,417,967
		4,145,546

	Taiwan: 3.9%
5,221	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,586,610

	United Kingdom: 10.6%
40,261	Diageo PLC	870,378
206,042	Haleon PLC	1,041,141
16,584	Reckitt Benckiser Group PLC	1,341,960
17,312	Unilever PLC	1,134,209
		4,387,688

	United States: 52.0%
5,734	AbbVie Inc.	1,310,162
10,582	Aflac Inc.	1,166,877
3,366	Arthur J Gallagher & Co.	871,087
1,107	BlackRock Inc.	1,184,866
3,994	Broadcom Inc.	1,382,323
17,331	Cisco Systems Inc.	1,335,007
4,511	CME Group Inc.	1,231,864
3,439	Eaton Corp. PLC	1,095,356
8,583	Emerson Electric Co.	1,139,136
4,223	Illinois Tool Works Inc.	1,040,125
7,006	Johnson & Johnson	1,449,892
2,641	Microsoft Corp.	1,277,240
18,489	Mondelez International Inc.	995,263
11,259	Otis Worldwide Corp.	983,474

The accompanying notes are an integral part of these financial statements.

5

Guinness Atkinson Dividend Builder ETF

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 99.3%	Value
7391	Paychex Inc.	$829,122
7,525	PepsiCo Inc.	1,079,988
6,487	Procter & Gamble Co./The	929,652
5,996	Texas Instruments Inc.	1,040,246
16,203	The Coca-Cola Co.	1,132,752
		21,474,432

	Total Common Stocks (Cost $29,219,813)	40,968,354

	Total Investments in Securities (Cost $29,219,813): 99.3%	40,968,354
	Other Assets in Excess of Liabilities: 0.7%	291,215
	Total Net Assets - 100.0%	$41,259,569

ADR - American Depository Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

6

Guinness Atkinson International Dividend Builder ETF

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 93.2%	Value
	Australia: 6.8%
108	CSL Ltd.	$12,444
203	JB Hi-Fi Ltd.	13,035
		25,479

	Britain: 16.7%
296	Admiral Group PLC	12,672
203	Intertek Group PLC	12,658
69	Next PLC	12,724
155	Reckitt Benckiser Group PLC	12,540
189	Unilever PLC	12,380
		62,974
	Canada: 3.4%
236	Alimentation Couche-Tard Inc.	12,889

	China: 3.0%
3,600	Haier Smart Home Co. Ltd.	11,231

	France: 16.2%
71	Capgemini SE	11,869
135	Danone SA	12,181
28	L’Oreal SA	12,063
118	Publicis Groupe SA	12,289
46	Schneider Electric SE	12,699
		61,101

	Hong Kong: 9.9%
2,500	BOC Hong Kong Holdings Ltd.	12,663
250	Hong Kong Exchanges & Clearing Ltd.	13,093
1,000	Techtronic Industries Co. Ltd.	11,551
		37,307

	Italy: 3.4%
494	FinecoBank Banca Fineco SpA	12,888

	Japan: 13.3%
300	BayCurrent Inc.	12,449
100	Daikin Industries Ltd.	12,819
800	MonotaRO Co. Ltd.	12,771
1,100	USS Co. Ltd.	12,058
		50,097

	Netherlands: 3.4%
85	Euronext NV1	12,786

	Singapore: 3.5%
300	DBS Group Holdings Ltd.	13,154

The accompanying notes are an integral part of these financial statements.

7

Guinness Atkinson International Dividend Builder ETF

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 93.2%	Value
	Spain: 3.3%
190	Industria de Diseno Textil SA	12,580

	Sweden: 6.9%
331	Assa Abloy AB	12,903
720	Atlas Copco AB	12,986
		25,889

	Switzerland: 3.4%
31	Roche Holding AG	12,845

	Total Common Stocks (Cost $350,039)	351,220

	Total Investments in Securities (Cost $350,039): 93.2%	351,220
	Other Assets in Excess of Liabilities: 6.8%	25,808
	Total Net Assets - 100.0%	$377,028

PLC - Public Limited Company

[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

8

Guinness Atkinson Real Assets Income ETF

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 99.0%	Value
	Airport Development/Maintenance: 2.8%
386	Aena SME SA1	$10,805

	Building - Heavy Construction: 5.8%
354	Cellnex Telecom SA1	11,411
76	Vinci SA	10,722
		22,133

	Electric - Distribution: 2.9%
718	National Grid PLC	11,048

	Electric - Generation: 11.5%
994	Enel SpA	10,370
464	Engie SA	12,220
8,288	Greencoat UK Wind PLC/Funds	10,960
3,134	Meridian Energy Ltd.	10,105
		43,655

	Electric - Integrated: 16.6%
3,859	A2A SpA	10,476
155	Alliant Energy Corp.	10,077
88	American Electric Power Co Inc.	10,147
93	Duke Energy Corp.	10,900
511	Iberdrola SA	11,089
98	WEC Energy Group Inc.	10,335
		63,024

	Electric - Transmission: 8.8%
320	Brookfield Infrastructure Partners LP	11,123
88	Elia Group SA/NV	11,345
1,019	Terna - Rete Elettrica Nazionale	10,842
		33,310

	Gas - Transportation: 2.8%
1,611	Snam SpA	10,708

	Investment Companies: 5.8%
2,218	3i Infrastructure PLC	11,182
1,696	Infratil Ltd.	10,819
		22,001

	Pipelines: 2.7%
213	Enbridge Inc.	10,193

	Real Estate Operation/Development: 2.8%
508	CTP NV1	10,650

	REITS - Diversified: 13.5%
59	American Tower Corp.	10,359
4,700	CapitaLand Ascendas REIT	10,348
63	Digital Realty Trust Inc.	9,747
13	Equinix Inc.	9,960
56	SBA Communications Corp.	10,832
		51,246

The accompanying notes are an integral part of these financial statements.

9

Guinness Atkinson Real Assets Income ETF

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 99.0%	Value
	REITS - Health Care: 11.5%
134	Aedifica SA	10,630
601	Healthpeak Properties Inc.	9,664
8,733	Primary Health Properties PLC	11,524
152	Ventas Inc.	11,762
		43,580

	REITS - Warehouse/Industrial: 3.0%
88	Prologis Inc.	11,234

	Transport - Rail: 2.8%
46	Union Pacific Corp.	10,641

	Water: 5.7%
276	Essential Utilities Inc.	10,587
294	Severn Trent PLC	11,053
		21,640

	Total Common Stocks (Cost $371,684)	375,868

	Total Investments in Securities (Cost $371,684): 99.0%	375,868
	Other Assets in Excess of Liabilities: 1.0%	3,827
	Total Net Assets - 100.0%	$379,695

PLC - Public Limited Company

[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

10

Guinness Atkinson US Dividend Builder ETF

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 98.6%	Value
	Advertising Agencies: 3.3%
100	Omnicom Group Inc.	$8,075

	Aerospace/Defense: 3.3%
17	Lockheed Martin Corp.	8,222

	Commercial Services: 3.2%
31	Automatic Data Processing Inc.	7,974

	Computer Services: 3.4%
31	Accenture PLC	8,317

	Containers & Packaging: 3.3%
45	Avery Dennison Corp.	8,185

	Cosmetics & Toiletries: 3.2%
56	The Procter & Gamble Co.	8,025

	Data Processing/Management: 6.4%
36	Broadridge Financial Solutions Inc.	8,034
71	Paychex Inc.	7,965
		15,999

	Diversified Manufacturing Operations: 3.3%
33	Illinois Tool Works Inc.	8,128

	Electronics: 6.7%
37	TE Connectivity PLC	8,418
47	Texas Instruments Inc.	8,154
		16,572

	Financial Information Services: 3.4%
29	FactSet Research Systems Inc.	8,416

	Food: 16.2%
171	General Mills Inc.	7,952
152	Mondelez International Inc.	8,182
55	PepsiCo Inc.	7,894
117	The Coca-Cola Co.	8,179
44	The Hershey Co.	8,007
		40,214

	Insurance: 9.9%
75	Aflac Inc.	8,270
147	Fidelity National Financial Inc.	8,025
44	Marsh & McLennan Cos. Inc.	8,163
		24,458

The accompanying notes are an integral part of these financial statements.

11

Guinness Atkinson US Dividend Builder ETF

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 98.6%	Value
	Investment Management: 10.0%
8	Blackrock Inc.	$8,563
308	Invesco Ltd.	8,091
79	T Rowe Price Group Inc.	8,088
		24,742

	Medical: 13.3%
37	AbbVie Inc.	8,454
42	Becton Dickinson & Co.	8,151
40	Johnson & Johnson	8,278
84	Medtronic PLC	8,069
		32,952

	Networking: 3.3%
108	Cisco Systems Inc.	8,319

	Retail: 3.2%
158	Tractor Supply Co.	7,902

	Semiconductor Components: 3.2%
47	QUALCOMM Inc.	8,039

	Total Common Stocks (Cost $246,967)	244,539

	Total Investments in Securities (Cost $246,967): 98.6%	244,539
	Other Assets in Excess of Liabilities: 1.4%	3,384
	Total Net Assets - 100.0%	$247,923

ADR - American Depository Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

12

Guinness Atkinson Smart Transportation & Technology ETF

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 96.5%	Value
	Other: 5.5%
3,648	Darling Ingredients Inc.*	$131,328
740	Quanta Services Inc.	312,324
		443,652

	Smart Transportation: 33.9%
2,484	Aptiv PLC*	189,008
22,500	BYD Co. Ltd.	275,663
1,764	Continental AG	140,897
1,273	Daimler Truck Holding AG	55,837
13,800	Denso Corp.	190,144
111,000	Geely Automobile Holdings Ltd.	255,300
8,118	Johnson Matthey PLC	233,341
3,168	Kia Corp.	267,731
3,054	Mercedes-Benz Group AG*	215,613
6,000	Mobileye Global Inc - A*	62,640
6,084	Sensata Technologies Holding	202,536
740	Tesla Inc.*	332,793
9,396	Volvo AB Class B	301,994
		2,723,497

	Technology: 4.6%
1,212	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	368,315

	Transportation Technology: 52.5%
1,098	Alphabet Inc. Class C	344,552
2,604	Amphenol Corp. Class A	351,905
1,026	Analog Devices Inc.	278,251
894	Aumovio SE *	45,118
10,386	Dana Inc.	246,771
886	Eaton Corp. PLC	282,200
4,044	Gentherm Inc.*	147,080
19,992	Hexagon AB Class B	237,783
5,874	Infineon Technologies AG - ADR	260,477
534	LG Chem Ltd.	123,382
1,900	NVIDIA Corp.	354,350
1,140	NXP Semiconductors NV	247,448
2,958	ON Semiconductor Corp.*	160,176
3,228	Power Integrations Inc.	114,723
12,700	Renesas Electronics Corp.*	173,528
632	Samsung SDI Co., Ltd.	118,180
1,050	Siemens AG	295,127
1,986	Skyworks Solutions Inc.	125,932
1,368	TE Connectivity Ltd.	311,234
		4,218,217

	Total Common Stocks (Cost $6,856,254)	7,753,681

The accompanying notes are an integral part of these financial statements.

13

Guinness Atkinson Smart Transportation & Technology ETF

Schedule of Investments

at December 31, 2025

Shares	Preferred Stocks: 2.1%	Value
	Preferred Stocks
	Smart Transportation: 2.1%
1,356	Volkswagen AG	$165,028
	Total Preferred Stocks (Cost $277,433)	165,028

	Total Investments (Cost $7,133,687): 98.6%	7,918,709
	Other Assets in Excess of Liabilities: 1.4%	110,200
	Total Net Assets - 100.0%	$8,028,909

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

14

Guinness Atkinson Sustainable Energy ETF

Schedule of Investments

at December 31, 2025

Shares	Common Stocks: 97.7%	Value
	Electrification: 24.9%
1,351	Amphenol Corp	$182,574
1,642	Aptiv PLC*	124,940
3,061	Infineon Technologies AG	135,737
4,688	Johnson Matthey PLC	134,750
416	LG Chem Ltd.	96,118
574	NXP Semiconductors NV	124,592
1,761	ON Semiconductor Corporation*	95,358
3,416	Sensata Technologies Holding	113,719
		1,007,788

	Energy Efficiency: 20.0%
2,320	Ameresco Inc.*	67,953
6,162	Atlas Copco AB	111,140
286	Carlisle Cos Inc	91,480
389	Hubbell Inc.	172,759
493	Installed Building Products Inc	127,879
773	Owens Corning	86,506
390	Trane Technologies PLC	151,788
		809,505

	Renewable Energy Generation: 19.0%
124,994	China Longyuan Power Group Corp Ltd.	106,643
8,939	Iberdrola SA	193,993
2,145	Nextera Energy Inc.	172,201
1,326	Ormat Technologies Inc.	146,483
1,468	Prysmian SpA	149,035
		768,355

	Renewable Equipment Manufacturing: 33.8%
4,051	Canadian Solar Inc.*	96,292
481	Eaton Corp. PLC	153,203
786	Enphase Energy Inc.*	25,191
615	First Solar Inc.*	160,657
1,140	Itron Inc.*	105,860
1,154	Legrand SA	172,589
624	Schneider Electric SE	172,273
613	Siemens AG	172,298
2,639	Spie SA	152,786
3,523	Vestas Wind Systems A/S	96,121
148,000	Xinyi Solar Holdings Ltd.	56,480
		1,363,750

	Total Common Stocks (Cost $3,682,823)	3,949,398

	Total Investments (Cost $3,682,823): 97.7%	3,949,398
	Other Assets in Excess of Liabilities: 2.3%	94,361
	Total Net Assets - 100.0%	$4,043,759

*	Non-income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

15

Guiness Atkinson ETFs

STATEMENTS OF ASSETS AND LIABILITIES

at December 31, 2025

	Asia Pacific Dividend Builder ETF	Dividend Builder ETF
Assets:
Investments in securities, at cost	$26,396,157	$29,219,813
Investments in securities, at value	$29,008,544	$40,968,354
Cash	176,485	192,611
Foreign currency, at value (Cost of $19,870 and $0, respectively)	19,870	-
Receivables:
Dividends receivable	86,558	38,689
Tax reclaim	-	110,081
Other receivable	963	-
Prepaid expenses	-	519
Total Assets	$29,292,420	$41,310,254

Liabilities:
Payable for securities purchased	37,847	-
Due to Adviser, net	484	903
Accrued administration fees	1,308	716
Audit fees	14,000	14,000
CCO fees	1,024	1,918
Custody fees	16,340	7,836
Deferred foreign tax liability	15,262	-
Fund Accounting fees	6,271	7,330
Legal fees	885	8,592
Miscellaneous fees	347	672
Printing fees	2,661	2,354
Transfer Agent fees	6,280	4,930
Trustee fees	1,012	1,434
Total Liabilities	103,721	50,685

Net Assets	$29,188,699	$41,259,569

Composition of Net Assets:
Paid-in capital	$26,607,986	$29,456,971
Total distributable earnings	2,580,713	11,802,598
Net Assets	$29,188,699	$41,259,569

Number of shares issued and outstanding
(unlimited number of shares authorized, no par value)	1,607,305	1,329,899

Net Asset Value, Offering and Redemption Price Per Share	$18.16	$31.02

The accompanying notes are an integral part of these financial statements.

16

Guinness Atkinson ETFs

STATEMENTS OF ASSETS AND LIABILITIES

at December 31, 2025

	International Dividend Builder ETF	Real Assets Income ETF	US Dividend Builder ETF
Assets:
Investments in securities, at cost	$350,039	$371,684	$246,967
Investments in securities, at value	$351,220	$375,868	$244,539
Cash	25,169	3,114	3,227
Receivables:
Fund shares sold	625	600	-
Dividends receivable	74	173	174
Tax reclaim	-	-	15
Total Assets	$377,088	$379,755	$247,955

Liabilities:
Due to Adviser, net	60	60	32
Total Liabilities	60	60	32

Net Assets	$377,028	$379,695	$247,923

Composition of Net Assets:
Paid-in capital	$375,830	$375,393	$250,192
Total distributable earnings (loss)	1,198	4,302	(2,269)
Net Assets	$377,028	$379,695	$247,923

Number of shares issued and outstanding
(unlimited number of shares authorized, no par value)	15,000	15,000	10,000
Net Asset Value, Offering and Redemption Price Per Share	$25.14	$25.31	$24.79

The accompanying notes are an integral part of these financial statements.

17

Guinness Atkinson ETFs

STATEMENTS OF ASSETS AND LIABILITIES

at December 31, 2025

	Smart Transportation & Technology ETF	Sustainable Energy ETF
Assets:
Investments in securities, at cost	$7,133,687	$3,682,823
Investments in securities, at value	$7,918,709	$3,949,398
Cash	90,237	122,966
Foreign currency, at value
(Cost of $0 and $1,327, respectively)	-	1,326
Receivables:
Dividends receivable	7,182	2,212
Tax reclaim	36,195	3,798
Due from Adviser, net	-	7,408
Total Assets	$8,052,323	$4,087,108

Liabilities:
Due to Adviser, net	1,451	-
Accrued administration fees	-	512
Audit fees	14,000	14,000
CCO fees	3,163	1,738
Custody fees	-	8,790
Fund Accounting fees	-	6,124
Legal fees	2,837	1,216
Miscellaneous fees	-	403
Printing fees	-	3,275
Transfer Agent fees	-	5,511
Trustee fees	1,963	1,780
Total Liabilities	23,414	43,349

Net Assets	$8,028,909	$4,043,759

Composition of Net Assets:
Paid-in capital	$7,213,357	$4,698,990
Total distributable earnings (loss)	815,552	(655,231)
Net Assets	$8,028,909	$4,043,759

Number of shares issued and outstanding
(unlimited number of shares authorized, no par value)	150,002	130,000
Net Asset Value, Offering and Redemption Price Per Share	$53.53	$31.11

The accompanying notes are an integral part of these financial statements.

18

Guiness Atkinson ETFs

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	Asia Pacific Dividend Builder ETF	Dividend Builder ETF
Investment Income:
Dividends*	$559,760	$969,588
Total income	559,760	969,588

Expenses:
Advisory fees	101,446	183,646
Transfer agent fees and expenses	2,003	12,707
Fund accounting fee and expenses	18,313	21,077
Administration fees	8,493	22,264
Custody fees and expenses	59,346	23,606
Audit fees	14,000	14,000
Legal fees	13,430	56,529
Listing fees	9,472	10,001
Printing	15,607	16,396
Trustees’ fees and expenses	9,927	16,455
Insurance	242	2,343
CCO fees and expenses	7,212	12,802
Miscellaneous	4,398	6,211
Tax reclaim service fee	-	1,331
Interest expense	220	59
Total expenses	264,109	399,427
Less: fees waived and expenses absorbed	(158,386)	(133,318)
Net expenses	105,723	266,109
Net investment income	454,037	703,479

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	40,860	405,943
Investments in-kind	17,233	517,626
Foreign Currency	(1,174)	8,495
	56,919	932,064
Net change in unrealized appreciation (depreciation) on:
Investments	1,822,065	2,787,102
Deferred foreign taxes	(8,451)	-
Foreign Currency	501	12,331
	1,814,115	2,799,433
Net realized and unrealized gain on investments and foreign currency	1,871,034	3,731,497

Net Increase in Net Assets from Operations	$2,325,071	$4,434,976

*	Net of foreign taxes withheld of $53,113 and $50,667, respectively.

The accompanying notes are an integral part of these financial statements.

19

Guinness Atkinson ETFs

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	International Dividend Builder ETF^	Real Assets Income ETF^	US Dividend Builder ETF^
Investment Income:
Dividends*	$74	$176	$191
Total income	74	176	191

Expenses:
Advisory fees	67	67	36
Total expenses	67	67	36
Less: advisory fees waived	(7)	(7)	(4)
Net expenses	60	60	32
Net Investment Income	14	116	159

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain on:
Foreign Currency	3	2	-
	3	2	-
Net change in unrealized appreciation (depreciation) on:
Investments	1,181	4,184	(2,428)
Foreign Currency	-	-	-
	1,181	4,184	(2,428)
Net realized and unrealized gain (loss) on investments and foreign currency	1,184	4,186	(2,428)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,198	$4,302	$(2,269)

*	Net of foreign taxes withheld of $8, $0 and $0, respectively.
^	Fund commenced operations on December 19, 2025.

The accompanying notes are an integral part of these financial statements.

20

Guinness Atkinson ETFs

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	Smart Transportation & Technology ETF	Sustainable Energy ETF
Investment Income:
Dividends*	$138,254	$59,227
Total income	138,254	59,227

Expenses:
Advisory fees	52,293	31,139
Transfer agent fees and expenses	-	14,204
Fund accounting fee and expenses	-	17,141
Administration fees	-	1,892
Custody fees and expenses	-	22,458
Audit fees	14,544	14,000
Legal fees	7,818	5,100
Listing fees	-	10,001
Printing	-	14,962
Trustees’ fees and expenses	9,802	8,617
Insurance	-	581
CCO fees and expenses	8,773	6,366
Miscellaneous	-	3,973
Total expenses	93,230	150,434
Less: fees waived and expenses absorbed	(40,936)	(119,265)
Net expenses	52,294	31,169
Net Investment Income	85,960	28,058

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	228,217	(616,319)
Investments in-kind	242,489	132,959
Foreign Currency	(759)	(386)
	469,947	(483,746)
Net change in unrealized appreciation (depreciation) on:
Investments	1,306,957	1,342,331
Foreign Currency	3,684	523
	1,310,641	1,342,854
Net realized and unrealized gain (loss) on investments and foreign currency	1,780,588	859,108
Net Increase in Net Assets Resulting from Operations	$1,866,548	$887,166

*	Net of foreign taxes withheld of $17,231 and $4,915, respectively.

The accompanying notes are an integral part of these financial statements.

21

Guiness Atkinson ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Asia Pacific Dividend Builder ETF		Dividend Builder ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	$454,037	$123,407	$703,479	$587,554
Net realized gain (loss) on:
Investments	40,860	98,596	405,943	1,320,045
Investments in-kind	17,233	-	517,626	706,510
Deferred foreign taxes	-	(764)	-	-
Foreign Currency	(1,174)	(69)	8,495	1,919
Net change in unrealized appreciation (depreciation) on:
Investments	1,822,065	275,195	2,787,102	1,271,173
Deferred foreign taxes	(8,451)	(4,257)	-	-
Foreign Currency	501	(187)	12,331	(6,388)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,325,071	491,921	4,434,976	3,880,813

Distributions to shareholders:
Dividends and distributions	(495,548)	(210,717)	(1,080,828)	(963,951)
Total distribution to shareholders	(495,548)	(210,717)	(1,080,828)	(963,951)

Capital Transactions:
Proceeds from shares sold	22,654,993	1,146,984	-	7,614,328
Transaction fees	10,484	391	-	-
Cost of shares redeemed	-	-	(1,189,612)	(1,670,101)
Net change in Net Assets from capital transactions	22,665,477	1,147,375	(1,189,612)	5,944,227

Total Increase (Decrease) in Net Assets	24,495,000	1,428,579	2,164,536	8,861,089

Net Assets:
Beginning of period	4,693,699	3,265,120	39,095,033	30,233,944
End of period	$29,188,699	$4,693,699	$41,259,569	$39,095,033

Capital Share Activity:
Shares sold	1,300,000	75,000	-	260,000
Shares redeemed	-	-	(40,000)	(60,000)
Net Increase (Decrease) in Share Transactions	1,300,000	75,000	(40,000)	200,000

The accompanying notes are an integral part of these financial statements.

22

Guinness Atkinson ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	International Dividend Builder ETF	Real Assets Income ETF
	For the Period December 19, 2025* through	For the Period December 19, 2025* through
	December 31, 2025	December 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	$14	$116
Net realized gain on:
Foreign Currency	3	2
Net change in unrealized appreciation (depreciation) on:
Investments	1,181	4,184
Net Increase in Net Assets Resulting from Operations	1,198	4,302

Capital Transactions:
Proceeds from shares sold	375,205	374,793
Transaction fees	625	600
Cost of shares redeemed	-	-
Net change in Net Assets from Capital Transactions	375,830	375,393

Total Increase in Net Assets	377,028	379,695

Net Assets:
Beginning of period	-	-
End of period	$377,028	$379,695

Capital Share Activity:
Shares sold	15,000	15,000
Net Increase in Share Transactions	15,000	15,000

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

23

Guinness Atkinson ETFs

STATEMENT OF CHANGES IN NET ASSETS

US Dividend Builder ETF
For the Period December 19, 2025* through
December 31, 2025
DECREASE IN NET ASSETS FROM:
Operations:
Net Investment income	$159
Net change in unrealized depreciation on:
Investments	(2,428)
Net Decrease in Net Assets Resulting from Operations	(2,269)

Capital Transactions:
Proceeds from shares sold	250,192
Net change in Net Assets from Capital Transactions	250,192

Total Decrease in Net Assets	247,923

Net Assets:
Beginning of period	-
End of period	$247,923

Capital Share Activity:
Shares sold	10,000
Net Increase in Share Transactions	10,000

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

24

Guinness Atkinson ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Smart Transportation & Technology ETF
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	$85,960	$110,579
Net realized gain (loss) on:
Investments	228,217	6,641
Investments in-kind	242,489	790,614
Foreign Currency	(759)	(2,006)
Net change in unrealized appreciation (depreciation) on:
Investments	1,306,957	(670,868)
Foreign Currency	3,684	(1,828)
Net Increase in Net Assets Resulting from Operations	1,866,548	233,132

Distributions to shareholders:
Dividends and distributions	(84,406)	(90,301)
Total distribution to shareholders	(84,406)	(90,301)

Capital Transactions:
Proceeds from shares sold	-	1,076,073
Transaction fees	484	425
Cost of shares redeemed	(2,235,222)	(4,248,870)
Net change in Net Assets from Capital Transactions	(2,234,738)	(3,172,372)

Total Decrease in Net Assets	(452,596)	(3,029,541)

Net Assets:
Beginning of period	8,481,505	11,511,046
End of period	$8,028,909	$8,481,505

Capital Share Activity:
Shares sold	-	25,000
Shares redeemed	(50,000)	(100,000)
Net Decrease in Share Transactions	(50,000)	(75,000)

The accompanying notes are an integral part of these financial statements.

25

Guinness Atkinson ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Sustainable Energy ETF
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	$28,058	$30,076
Net realized gain (loss) on:
Investments	(616,319)	(198,738)
Investments in-kind	132,959	95,539
Foreign Currency	(386)	(690)
Net change in unrealized appreciation (depreciation) on:
Investments	1,342,331	(460,885)
Foreign Currency	523	(218)
Net Increase/(Decrease) in Net Assets Resulting from Operations	887,166	(534,916)

Distributions to shareholders:
Dividends and distributions	(27,001)	(36,400)
Total distributions to shareholders	(27,001)	(36,400)

Capital Transactions:
Transaction fees	63	-
Cost of shares redeemed	(777,901)	(536,130)
Net change in Net Assets from Capital Transactions	(777,838)	(536,130)

Total Increase/Decrease in Net Assets	82,327	(1,107,446)

Net Assets:
Beginning of period	3,961,432	5,068,878
End of period	$4,043,759	$3,961,432

Capital Share Activity:
Shares redeemed	(30,000)	(20,000)
Net Decrease in Share Transactions	(30,000)	(20,000)

The accompanying notes are an integral part of these financial statements.

26

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
Asia Pacific Dividend Builder ETF	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.27	$14.06	$13.22	$16.39	$16.92

Investment operations:
Net investment income	0.51	0.48	0.49	0.51	0.96
Net realized and unrealized gain (loss) on investments and foreign currency	2.88	1.47	0.99	(3.29)	0.84
Total from investment operations	3.39	1.95	1.48	(2.78)	1.80

Less distributions to Shareholders:
From Net investment income	(0.48)	(0.44)	(0.60)	(0.39)	(0.89)
From Realized gain	(0.02)	(0.30)	(0.04)	-	(1.44)
Total distributions	(0.50)	(0.74)	(0.64)	(0.39)	(2.33)

Redemption fee proceeds	-	-	-	-	-

Net asset value, end of period	$18.16	$15.27	$14.06	$13.22	$16.39

Total return	22.42%	13.93%	11.51%	(16.92%)	11.27%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$29.2	$4.7	$3.3	$3.4	$4.2

Ratio of expenses to average net assets:
Before fee waived	1.95%	4.11%	5.08%	4.94%	3.55%
After fees waived (1)	0.78%	0.78%	0.78%	0.78%	0.86%

Ratio of net investment income (loss) to average net assets:
Before fees waived	2.17%	(0.03%)	(0.80%)	(0.51%)	(0.04%)
After fees waived	3.34%	3.30%	3.50%	3.64%	2.65%

Portfolio turnover rate (2)	18.13%	18.84%	11.56%	7.27%	27.21%

(1)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 0.78%, excluding interest expenses, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. Includes financial information of the predecessor mutual fund for the period prior to March 27, 2021. The predecessor mutual fund’s expense cap was 1.10%. See Note 7.
(2)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

27

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
Dividend Builder ETF	2025	2024		2023	2022	2021
Net asset value, beginning of period	$28.54	$25.84		$23.02	$26.89	$22.77

Investment operations:
Net investment income	0.52	0.48		0.42	0.49	0.50
Net realized and unrealized gain (loss) on investments and foreign currency	2.77	2.98		3.21	(2.99)	4.78
Total from investment operations	3.29	3.46		3.63	(2.50)	5.28

Less distributions to Shareholders:
From Net investment income	(0.53)	(0.46)		(0.46)	(0.44)	(0.48)
From Realized gain	(0.28)	(0.30)		(0.35)	(0.93)	(0.68)
Total distributions	(0.81)	(0.76)		(0.81)	(1.37)	(1.16)

Net asset value, end of period	$31.02	$28.54		$25.84	$23.02	$26.89

Total return	11.57%	13.35%		15.99%	(9.39%)	23.60%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$41.3	$39.1		$30.2	$20.9	$24.5

Ratio of expenses to average net assets:
Before fee waived	0.98%	1.01	%(3)	1.09%	1.22%	1.04%
After fees waived (1)	0.65%	0.66	%(3)	0.65%	0.65%	0.66%

Ratio of net investment income to average net assets:
Before fees waived	1.39%	1.44%		1.35%	1.43%	1.56%
After fees waived	1.72%	1.79%		1.79%	2.00%	1.94%

Portfolio turnover rate (2)	11.69%	10.07%		9.40%	20.66%	18.47%

(1)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 0.65%, excluding interest expenses, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. Includes financial information of the predecessor mutual fund for the period prior to March 27, 2021. The predecessor mutual fund’s expense cap was 0.68%. See Note 7.
(2)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(3)	If tax reclaim service fees had been excluded, expenses would have been lowered by 0.01% for the year ended December 31, 2024.

The accompanying notes are an integral part of these financial statements.

28

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

International Dividend Builder ETF	For the Period December 19, 2025* to December 31, 2025
Net asset value, beginning of period	$25.01

Income from investment operations:
Net investment income	0.00	**
Net realized and unrealized gain (loss) on investments and foreign currency	0.13
Total from investment operations	0.13

Net asset value, end of period	$25.14

Total return	0.52	%(1)

Ratios/Supplemental Data:
Net assets, end of period (millions)	$0.4

Ratio of expenses to average net assets:
Before fee waived	0.50	%(2)
After fees waived (3)	0.45	%(2)

Ratio of net investment income (loss) to average net assets:
Before fees waived	0.05	%(2)
After fees waived	0.10	%(2)

Portfolio turnover rate (4)	0.00	%(1)

*	Commencement of operations.
**	Less than $0.005 per share.
(1)	Not annualized.
(2)	Annualized.
(3)	The Adviser has contractually agreed to limit the operating expenses of the ETF to 0.45%, excluding acquired fund fees and expenses, interest, taxes, dividends on short positions, brokerage commissions and extraordinary expenses. See Note 7.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

29

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

Real Assets Income ETF	For the Period December 19, 2025* to December 31, 2025
Net asset value, beginning of period	$24.99

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.31
Total from investment operations	0.32

Net asset value, end of period	$25.31

Total return	1.28	%(1)

Ratios/Supplemental Data:
Net assets, end of period (millions)	$0.4

Ratio of expenses to average net assets:
Before fee waived	0.50	%(2)
After fees waived (3)	0.45	%(2)

Ratio of net investment income (loss) to average net assets:
Before fees waived	0.81	%(2)
After fees waived	0.86	%(2)

Portfolio turnover rate (4)	0.00	%(1)

*	Commencement of operations.
(1)	Not annualized.
(2)	Annualized.
(3)	The Adviser has contractually agreed to limit the operating expenses of the ETF to 0.45%, excluding acquired fund fees and expenses, interest, taxes, dividends on short positions, brokerage commissions and extraordinary expenses. See Note 7.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

30

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period.

US Dividend Builder ETF	For the Period December 19, 2025* to December 31, 2025
Net asset value, beginning of period	$25.02

Income from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.25)
Total from investment operations	(0.23)

Net asset value, end of period	$24.79

Total return	-0.92	%(1)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.2

Ratio of expenses to average net assets:
Before fee waived	0.40	%(2)
After fees waived (3)	0.35	%(2)

Ratio of net investment income (loss) to average net assets:
Before fees waived	1.73	%(2)
After fees waived	1.78	%(2)

Portfolio turnover rate (4)	0.00	%(1)

*	Commencement of operations.
(1)	Not annualized.
(2)	Annualized.
(3)	The Adviser has contractually agreed to limit the operating expenses of the ETF to 0.35%, excluding acquired fund fees and expenses, interest, taxes, dividends on short positions, brokerage commissions and extraordinary expenses. See Note 7.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

31

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
Smart Transportation & Technology ETF	2025	2024	2023	2022	2021
Net asset value, beginning of period	$42.41	$41.86	$34.00	$47.45	$40.74

Income from investment operations:
Net investment income	0.63	0.59	0.42	0.56	0.44
Net realized and unrealized gain (loss) on investments and foreign currency	11.05	0.41	8.58	(13.19)	6.53
Total from investment operations	11.68	1.00	9.00	(12.63)	6.97

Less distributions:
From Net investment income	(0.56)	(0.45)	(0.42)	(0.77)	(0.22)
From Realized gain	-	-	(0.72)	(0.02)	(0.04)
From Return of Capital	-	-	-	(0.03)	-
Total distributions	(0.56)	(0.45)	(1.14)	(0.82)	(0.26)

Net asset value, end of period	$53.53	$42.41	$41.86	$34.00	$47.45

Total return	27.55%	2.36%	26.69%	(26.77%)	17.12%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$8.0	$8.5	$11.5	$10.2	$16.6

Ratio of expenses to average net assets:
Before fee waived	1.21%	1.02%	0.96%	0.92%	0.88%
After fees waived (1)	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of net investment income (loss) to average net assets:
Before fees waived	0.59%	0.75%	0.54%	1.06%	0.87%
After fees waived	1.12%	1.09%	0.82%	1.30%	1.07%

Portfolio turnover rate (2)	8.11%	7.68%	24.25%	4.84%	12.20%

(1)	The Adviser has contractually agreed to limit the operating expenses of the ETF to 0.68%, excluding acquired fund fees and expenses, interest, taxes, dividends on short positions and extraordinary expenses. See Note 7.
(2)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

32

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period.

	Year Ended December 31,
Sustainable Energy ETF	2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.76	$28.16	$28.56	$32.93	$30.16

Income from investment operations:
Net investment income (loss)	0.22	0.19	0.12	0.10	0.08
Net realized and unrealized gain (loss) on investments and foreign currency	6.34	(3.36)	(0.40)	(4.10)	3.56
Total from investment operations	6.56	(3.17)	(0.28)	(4.00)	3.64

Less distributions:
From Net investment income	(0.21)	(0.19)	(0.11)	(0.08)	(0.09)
From Realized gain	-	(0.04)	-	(0.29)	(0.78)
From Return of Capital	-	-	(0.01)	-	-
Total distributions	(0.21)	(0.23)	(0.12)	(0.37)	(0.87)

Net asset value, end of period	$31.11	$24.76	$28.16	$28.56	$32.93

Total return	26.47%	(11.31%)	(0.95%)	(12.23%)	12.11%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.0	$4.0	$5.1	$5.1	$5.9

Ratio of expenses to average net assets:
Before fee waived	3.81%	3.12%	3.18%	3.29%	2.84%
After fees waived	0.79%	0.79%	0.79%	0.79%	0.79%

Ratio of net investment income (loss) to average net assets:
Before fees waived	(2.31%)	(1.71%)	(2.05%)	(2.17%)	(1.76%)
After fees waived (1)	0.71%	0.62%	0.34%	0.33%	0.29%

Portfolio turnover rate (2)	18.33%	21.40%	11.73%	19.02%	24.21%

(1)	The Adviser has contractually agreed to limit the operating expenses of the ETF to 0.79%, excluding acquired fund fees and expenses, interest, taxes, dividends on short positions and extraordinary expenses. See Note 7.
(2)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

33

NOTES TO FINANCIAL STATEMENTS

Note 1 - Organization

Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust comprises of twelve separate series portfolios, each of which has unique investment objectives and strategies. This report covers seven series, which are operated as exchange-traded funds (“ETFs”): Guinness Atkinson Asia Pacific Dividend Builder ETF (“Asia Pacific Dividend Builder ETF”), Guinness Atkinson Dividend Builder ETF (“Dividend Builder ETF”) (formerly known as SmartETFs Asia Pacific Dividend Builder ETF and SmartETFs Dividend Builder ETF), Guinness Atkinson International Dividend Builder ETF (“International Dividend Builder ETF”), Guinness Atkinson Real Assets Income ETF (“Real Assets Income ETF”), Guinness Atkinson US Dividend Builder ETF (“US Dividend Builder ETF”), Guinness Atkinson Smart Transportation & Technology ETF (“Smart Transportation & Technology ETF”), and Guinness Atkinson Sustainable Energy ETF (“Sustainable Energy ETF”) (formerly known as SmartETFs Smart Transportation & Technology ETF and SmartETFs Sustainable II ETF) (individually each a “Fund” or collectively the “Funds”). Each Fund is a diversified fund. The investment objective of the Asia Pacific Dividend Builder ETF is to provide investors with dividend income and long-term capital growth. The investment objective of the Dividend Builder ETF is to seek a moderate level of current income and consistent dividend growth at rate that exceeds inflation. The investment objective of the International Dividend Builder ETF is to seek a moderate level of current income and consistent dividend growth. The investment objective of Real Assets Income ETF is to seek a moderately high level of current income, consistent dividend growth, and capital appreciation. The investment objective of US Dividend Builder ETF is to seek a moderate level of current income. The investment objective of the Smart Transportation & Technology ETF is long term capital appreciation from investments involved in the manufacture, development, distribution, and servicing of autonomous or electric vehicles. The investment objective of the Sustainable Energy ETF is long term capital appreciation by investing in equity securities of companies that provide or support alternative or renewable sources of energy. Smart Transportation & Technology ETF commenced operations on November 14, 2019. Sustainable Energy ETF commenced operations on November 11, 2020. The Asia Pacific Dividend Builder ETF and the Dividend Builder ETF commenced operations on March 27, 2021. The International Dividend Builder ETF, Real Assets Income ETF, and US Dividend Builder ETF each commenced on December 19, 2025.

The Asia Pacific Dividend Builder ETF and the Dividend Builder ETF became a series of the Trust as of March 27, 2021 following the tax-free reorganization of the Guinness Atkinson Asia Pacific Dividend Fund and the Guinness Atkinson Dividend Builder Fund (each a “Predecessor Mutual Fund” and collectively the “Predecessor Mutual Funds”). The Agreement and Plan of Reorganization was approved by the Board of the Trust on May 14, 2020. As a result of the reorganization, the Funds assumed the performance and accounting history of the Predecessor Mutual Funds. Financial information included for the dates prior to the reorganization is that of the Predecessor Mutual Funds.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Management of the Funds’ Adviser is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

Note 2 - Significant Accounting Policies

The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Securities Valuations. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. Short term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

34

NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign Currency Transactions. The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Fund limits its illiquid investments that are investments to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses from securities transactions are calculated using the identified cost method.

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Allocation of Expenses. Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds in the Trust in proportion to their respective assets or another appropriate method.

Use of Estimates. The preparation of financial statements in conformity with U.S. accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial tax reporting. These reclassifications have no effect on net assets or NAV per share.

35

NOTES TO FINANCIAL STATEMENTS (Continued)

The permanent differences primarily relate to redemptions in-kind. For the year ended December 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings	Paid-In Capital
Asia Pacific Dividend Builder ETF	(17,233)	17,233
Dividend Builder ETF	(517,626)	517,626
International Dividend Builder ETF	-	-
Real Assets Income ETF	-	-
US Dividend Builder ETF	-	-
Smart Transportation & Technology ETF	(242,489)	242,489
Sustainable Energy ETF	(132,959)	132,959

Federal Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all its net investment income and any net realized gains to its shareholders. Therefore, no federal income tax or excise provision is required. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Management of the Funds have evaluated tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax period/year ended December 31, 2022-2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on application foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction when material to the Fund’s financial statements. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.

The Funds did not pay any federal or state and local income taxes. The Funds paid income taxes in foreign jurisdictions during the year ended December 31, 2025. Cash paid for income taxes, net of refunds received, were as follows:

Income taxes by foreign jurisdiction:	Asia Pacific Dividend Builder ETF	Dividend Builder ETF	Int’l Dividend Builder ETF	Real Assets Income ETF
Australia	$169	$-	$-	$-
China	16,808	-	-	-
Denmark	-	2,293	-	-
France	-	16,835	-	-
Germany	-	2,986	-	-
India	2,156	-	-	-
Indonesia	8,323	-	-	-
Japan	-	-	8	-
Singapore	2,305	-	-	-
South Korea	3,061	-	-	-
Sweden	-	6,486	-	-
Switzerland	-	18,610	-	-
Taiwan	18,044	3,457	-	-
Thailand	2,247	-	-	-
Total Income taxes paid, net of refunds	$53,113	$50,667	$8	$-

36

NOTES TO FINANCIAL STATEMENTS (Continued)

Income taxes by foreign jurisdiction:	US Dividend Builder ETF	Smart Transp. & Tech. ETF	Sustainable Energy ETF
China	-	465	476
Denmark	-	-	268
France	-	-	1,487
Germany	-	7,230	994
Ireland	-	-	562
Japan	-	584	-
Netherlands	-	593	331
South Korea	-	3,637	69
Spain	-	-	583
Sweden	-	3,610	145
Taiwan	-	1,112	-
Total Income taxes paid, net of refunds	$-	$17,231	$4,915

Indemnifications. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

Note 3 – Valuation of Investments

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

37

NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the market value of the Funds’ investments as of December 31, 2025, based on the inputs used to value them:

Asia Pacific Dividend Builder ETF*
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$28,780,305	$-	$228,239	$29,008,544
Total	$28,780,305	$-	$228,239	$29,008,544

Dividend Builder ETF*
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$40,968,354	$-	$-	$40,968,354
Total	$40,968,354	$-	$-	$40,968,354

International Dividend Builder ETF*
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$351,220	$-	$-	$351,220
Total	$351,220	$-	$-	$351,220

Real Assets Income ETF*
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$375,868	$-	$-	$375,868
Total	$375,868	$-	$-	$375,868

US Dividend Builder ETF*
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$244,539	$-	$-	$244,539
Total	$244,539	$-	$-	$244,539

Smart Transportation & Technology ETF*
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$7,753,681	$-	$-	$7,753,681
Preferred Stocks	165,028	$-	$-	165,028
Total	$7,918,709	$-	$-	$7,918,709

Sustainable Energy ETF*
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$3,949,398	$-	$-	$3,949,398
Total	$3,949,398	$-	$-	$3,949,398

*	Please refer to the Schedule of Investments for Industry break out.
38

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Asia Pacific Dividend Builder ETF
Common Stocks
Balance as of December 31, 2024	$-
Transfers into Level 3	228,239
Transfers out of Level 3	-
Total gains or losses for the period
Realized loss included in earnings (or changes in net assets)	-
Unrealized appreciation (depreciation) included in earnings (or changes in net assets)	-
Included in other comprehensive income	-
Net purchases	-
Net sales	-
Balance as of December 31, 2025	$228,239

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

Fund	Asset Class	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average	Impact to Valuation from an Increase in Input(1)
Asia Pacific Dividend Builder ETF	Common Stocks	$228,239	Market Approach	Liquidity Discount	50%	N/A	Decrease

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 4 – Capital Share Transactions

Shares are created and redeemed by the ETFs only in Creation Unit size aggregations of 25,000 Shares for the Smart Transportation & Technology ETF and the Asia Pacific Dividend Builder ETF, 20,000 Shares for Dividend Builder ETF, 15,000 Shares for the Real Assets Income ETF and the International Dividend Builder ETF, and 10,000 Shares for the Sustainable Energy ETF and the US Dividend Builder ETF. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the ETFs. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transactions to the NAV per unit of the ETFs on the transaction date. Both purchases and redemptions of Creation Units are subject to a Transaction Fee.

39

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 5 - Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended December 31, 2025, were as follows:

	Purchases	Sales
Asia Pacific Dividend Builder ETF	11,017,062	2,456,893
Dividend Builder ETF	4,706,473	5,198,814
International Dividend Builder ETF	-	-
Real Assets Income ETF	-	-
US Dividend Builder ETF	-	-
Smart Transportation & Technology ETF	611,193	754,934
Sustainable Energy ETF	701,268	765,864

Purchases, sales, and realized gain/(loss) of in-kind transactions for the year ended December 31, 2025, were as follows:

	In-kind Purchases	In-kind Sales	Gain/(Loss)
Asia Pacific Dividend Builder ETF	13,915,828	24,562	17,233
Dividend Builder ETF	-	1,182,271	517,626
International Dividend Builder ETF	350,039	-	-
Real Assets Income ETF	371,684	-	-
US Dividend Builder ETF	246,967	-	-
Smart Transportation & Technology ETF	-	2,070,453	242,489
Sustainable Energy ETF	-	717,300	132,959

Note 6 – Principal Risks

The ETFs are subject to the risks common to all ETFs that invest in equity securities and foreign securities. Investing in the ETFs may be riskier than investing in an ETF that invests only in U.S. securities due to the increased volatility of foreign markets.

Autonomous/Electric Vehicle Risk. Autonomous and/or electric vehicles are a relatively new development in transportation markets. They could fail to “catch on” with consumers in a meaningful way and could suffer technical problems, supply or demand shortfalls, or be supplanted by other technologies.

Technology Risk. The technologies used by autonomous and electric vehicles and their support systems, such as software, grids, networks, fuel and batteries, may be unproven, susceptible to obsolescence or subject to future regulation in countries or locations of deployment.

Cybersecurity Risk. Technologies created or deployed for Smart Transportation, including for vehicles or drive systems as well as for networks and intelligent roadways, may be subject to greater cybersecurity risk than other companies.

Product Risk. Companies creating products and technologies for autonomous or electric transportation, for passenger, commercial or freight usage, face considerable competition.

Product Regulation Risk. Autonomous vehicles and their networks may be subject to multiple levels of regulation including local regulations and operating restrictions.

Foreign Securities Risk. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Industry Risk. Prices of energy, whether traditional or sustainable, may fluctuate or decline due to many factors, including international political or economic developments, real or perceived, demand for energy and sustainable energy, production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil-producing countries, energy conservation projects, changes in governmental regulations affecting companies in the energy business or related lines of business, including Sustainable Energy companies, changes in technology affecting Sustainable Energy, and changes in tax regulations relating to energy. A decline in energy prices would likely have a negative effect on securities held by the Fund. The Fund’s focus on sustainable energy businesses exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among various industries or sectors.

40

NOTES TO FINANCIAL STATEMENTS (Continued)

China Currency Risk. The Fund’s investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. Currency volatility is relative and can be periodic. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. For other countries, such as Australia (Australia Dollar), currency volatility is relatively low over longer terms. Some currencies, such as South Korea (Won), Taiwan (New Taiwan Dollar), Singapore (Singapore Dollar) and India (Rupee), trade only in local markets and may be more volatile than other currencies. The Fund could pay more if it had to acquire a foreign currency when the amplitude of its volatility is high as measured against the US Dollar.

Pandemic Risk. In 2020, markets globally were impacted by the Covid-19 pandemic, which is ongoing. The pandemic adversely affected industries, including supply chains, as well as general financial conditions, and has resulted in shutdowns and economic stimulus packages. Total economic effects of Covid-19 cannot be predicted. Covid-19 may continue in the foreseeable future and could adversely affect companies in the Funds’ portfolio, including by affecting their willingness or ability to pay dividends, which could negatively impact stock prices as well as yield.

Capital Controls and Sanctions Risk. In 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, but also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact a Fund’s ability to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

Real Estate-Related Securities Risk. The Fund’s investments in real-estate related companies, including REITs (real estate investment trusts), as well as companies that own, hold, develop, manage or operate real estate assets may expose investors indirectly to the risks associated with owning real estate directly, as well as the risks of operating real estate management companies. Real estate assets can be affected by changes in property values, government actions (including levels of tax or other local regulations), zoning designations, usage limitations, environmental conditions, limitations on rental income increases or evictions, casualty events (including natural disasters) and eminent domain. Real estate investments are sensitive to local, state and federal changes and can be cyclical, including during periods of overdevelopment. REITs may be subject to additional risks including risks relating to financing or leverage to acquire real-estate related assets, financial market and leverage exposures, and potential defaults. REITs may fail to continue to qualify for favorable tax or regulatory treatment, based on changes in underlying assets.

Infrastructure Risk. The Fund’s investments in companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high or variable interest costs in connection with capital spending or construction programs (including government-backed programs), higher than average degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on or in support of infrastructure projects, and other factors. These companies may also be more sensitive to global or local changes in inflation, tariffs, supply chain constrictions, business disruptions, and changes in commodity or energy prices. Transportation costs associated with infrastructure projects may be affected by supply and demand for specific products or services, tax policy or tariffs, government regulation, world events and global or local economic conditions.

41

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 7 - Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with Guinness Atkinson Asset Management, Inc. (the “Adviser”), under which the Adviser provides the Funds with investment management services. The Adviser furnishes all necessary office facilities, equipment and personnel for servicing the investments of the Funds. Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Adviser based on each Fund’s average daily net assets. The annual rates are listed in the table below:

Investment Advisory Fee
Asia Pacific Dividend Builder ETF	0.75%
Dividend Builder ETF	0.45%
International Dividend Builder ETF	0.50%
Real Assets Income ETF	0.50%
US Dividend Builder ETF	0.40%
Smart Transportation & Technology ETF	0.68%
Sustainable Energy ETF	0.79%

The Adviser has agreed to pay all ordinary operating expenses of the International Dividend Builder ETF, Real Assets Income ETF, and US Dividend Builder ETF (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, brokerage commissions, and extraordinary expenses). Pursuant to a fee waiver agreement, the Adviser has agreed to waive 0.05% of its management fee through June 30, 2027.

Pursuant to the investment advisory agreement between Smart Transportation & Technology ETF and the Adviser, the Fund pays the Adviser an annual advisory fee rate of 0.68% of its average daily net assets and the Adviser has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to the Adviser. The Smart Transportation & Technology ETF is responsible for other expenses not assumed by the Adviser, including brokerage expenses in connection with portfolio transactions or creation/redemption transactions, legal fees, compensation and expenses of the Board of Trustees, compensation and expenses of the Trust’s CCO, extraordinary expenses, distribution fees and expenses, interest, taxes, in addition to the advisory fee.

The Adviser has contractually agreed to limit each Fund’s total operating expenses by reducing all or a portion of its fees and reimburse the Funds for expenses (excluding interest, taxes, acquired fund fees and expenses (as defined in Form N-1A), fees and expenses related to services for reclamation or collection of foreign taxes withheld, dividends on short positions, brokerage expenses, and extraordinary expenses) so that its ratio of expenses to average daily net assets will not exceed the following levels:

	Annual Expense Limitation	Expiration Date
Asia Pacific Dividend Builder ETF	0.78%	June 30, 2028
Dividend Builder ETF	0.65%	June 30, 2028
Smart Transportation & Technology ETF	0.68%	June 30, 2028
Sustainable Energy ETF	0.79%	June 30, 2028

42

NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended December 31, 2025, the Advisor waived a portion of its advisory fees and/or absorbed expenses totaling $451,923.

Penserra Capital Management, LLC (“Penserra”) serves as sub-adviser to the Smart Transportation & Technology ETF and Sustainable Energy ETF. Penserra is compensated by the Adviser and does not receive payments from the Funds.

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) serves as the Funds’ principal underwriter and distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in ETF Shares.

Mutual Fund Administration, LLC (the “Administrator”) serves as the Funds’ administrator under an administration agreement.

Brown Brothers Harriman & Co. (the “Custodian”, “Transfer Agent” and “Fund Accounting agent”) serves as the Funds’ custodian, transfer agent and fund accounting agent.

Foreside Fund Officer Services, LLC provides Chief Compliance Officer (“CCO”) services to the Funds’. The fees paid for CCO services for the year ended December 31, 2025, are reported on the Statements of Operations.

The fees paid to non-interested Trustees for the year ended December 31, 2025 are reported on the Statements of Operations.

Certain officers of the Trust are also officers and/or Directors of the Adviser and the Administrator. None of these officers are compensated directly by the Funds.

Note 8 – Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act which permits the Funds to pay Rule 12b-1 fees not to exceed 0.10% per year of each Fund’s average daily net assets. The Board of Trustees has not authorized the Funds to make payments under the Distribution Plan. Currently, no payment is being made by the Funds.

Note 9 – Tax Matters

	Asia Pacific Dividend Builder ETF	Dividend Builder ETF	International Dividend Builder ETF	Real Assets Income ETF
Tax cost of investments	$26,590,903	$29,234,433	$350,039	$371,684
Gross tax unrealized appreciation	3,193,017	13,003,800	3,511	4,579
Gross tax unrealized depreciation	(775,376)	(1,269,879)	(2,330)	(395)
Net tax unrealized appreciation (depreciation)*	2,417,641	11,733,921	1,181	4,184
Net tax unrealized appreciation (depreciation) on foreign currency	418	10,851	-	-
Unrealized Non-U.S.Taxes	(15,173)	-	-	-
Undistributed ordinary income	283,424	26,937	17	118
Undistributed long-term capital gains	-	30,889	-	-
Post October Loss**	(105,597)	-	-	-
Capital loss carryforward	-	-	-	-
Distributable earnings (accumulated deficit)	$2,580,713	$11,802,598	$1,198	$4,302

43

NOTES TO FINANCIAL STATEMENTS (Continued)

	US Dividend Builder ETF	Smart Transportation & Technology ETF	Sustainable Energy ETF
Tax cost of investments	$246,967	$7,172,188	$3,734,210
Gross tax unrealized appreciation	498	2,127,105	1,050,670
Gross tax unrealized depreciation	(2,926)	(1,380,585)	(835,483)
Net tax unrealized appreciation (depreciation)*	(2,428)	746,521	215,188
Net tax unrealized appreciation (depreciation) on foreign currency	-	1,950	265
Unrealized Non-U.S.Taxes	-	-	-
Undistributed ordinary income	159	28,460	509
Undistributed long-term capital gains	-	38,845	-
Post October Loss**	-	(224)	-
Capital loss carryforward	-	-	(871,193)
Distributable earnings (accumulated deficit)	$(2,269)	$815,552	$(655,231)

*	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primary to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark to market adjustments.

**	Under the current tax law, capital and currency losses realized after October 31 and prior to a Fund’s fiscal year end may be deferred as occurring on the first day of the following year.

As of December 31, 2025, the Funds have the following capital loss carryforwards available to offset future realized capital gains:

Capital losses expiring in:	Asia Pacific Dividend Builder ETF	Dividend Builder ETF	International Dividend Builder ETF	Real Assets Income ETF
No Expiration Long-term	-	-	-	-
No Expiration Short-term	-	-	-	-
Total	-	-	-	-

44

NOTES TO FINANCIAL STATEMENTS (Continued)

Capital losses expiring in:	US Dividend Builder ETF	Smart Transportation & Technology ETF	Sustainable Energy ETF
No Expiration Long-term	-	-	$871,193
No Expiration Short-term	-	-	-
Total	-	-	$871,193

For the year ended December 31, 2025, the Smart Transportation & Technology ETF, utilized capital losses carryforwards of $185,102.

The character of distributions (other than return of capital distributions) paid by the Funds during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025		2024
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
Asia Pacific Dividend Builder ETF	$491,419	$4,129	$130,726	$79,991
Dividend Builder ETF	706,063	374,765	589,550	374,401
International Dividend Builder ETF	-	-	-	-
Real Assets Income ETF	-	-	-	-
US Dividend Builder ETF	-	-	-	-
Smart Transportation & Technology ETF	84,406	-	81,132	9,169
Sustainable Energy ETF*	27,001	-	30,782	5,618

Note 10 – New Accounting Pronouncements and Regulatory Updates

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosure (ASU 2023-09), which enhances income tax disclosures, including taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only.

Note 11 - Events Subsequent to the Reporting Period End

The Funds have adopted financial reporting rules regarding a subsequent event which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Effective February 1, 2026, the Adviser has agreed to reduce the limit on the total annual fund operating expenses of the Guinness Atkinson Dividend Builder ETF from 0.65% to 0.45% of the average daily net assets of the Fund.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

45

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

and Shareholders of

Guinness Atkinson Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Guinness Atkinson Asia Pacific Dividend Builder ETF, Guinness Atkinson Dividend Builder, Guinness Atkinson Smart Transportation & Technology ETF, Guinness Atkinson Sustainable Energy ETF, (formerly known as SmartETFs Asia Pacific Dividend Builder ETF, SmartETFs Dividend Builder ETF, SmartETFs Smart Transportation & Technology ETF and SmartETFs Sustainable Energy II ETF), Guinness Atkinson International Dividend Builder ETF, Guinness Atkinson Real Assets Income ETF and Guinness Atkinson US Dividend Builder (the “Funds”), each a series of Guinness Atkinson Funds (the “Trust”), including the schedules of investments, as of December 31, 2025, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting the Guinness Atkinson Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Guinness Atkinson Asia Pacific Dividend Builder ETF, Guinness Atkinson Dividend Builder ETF, Guinness Atkinson Smart Transportation & Technology ETF, Guinness Atkinson Sustainable Energy ETF,	For the year ended December 31, 2025	For the two years in the period then ended	For the five years in the period then ended
Guinness Atkinson International Dividend Builder ETF, Guinness Atkinson Real Assets Income ETF, Guinness Atkinson US Dividend Builder	For the period December 19, 2025 (commencement of operations) to December 31, 2025	For the period December 19, 2025 (commencement of operations) to December 31, 2025	For the period December 19, 2025 (commencement of operations) to December 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Funds in the Trust since 2003.

46

To the Board of Trustees

and Shareholders of

Guinness Atkinson Funds

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers, when replies from brokers were not received we performed alternative audit procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 27, 2026

47

Other Information (Unaudited)

Supplemental Tax Information

For the year ended December 31, 2025, a portion of the dividends distributed by the Funds are considered qualified dividend income and are eligible for reduced tax rates. The tax rates range from 5% to 20% depending on the individual’s tax bracket, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Asia Pacific Dividend Builder ETF	31%
Dividend Builder ETF	100%
International Dividend Builder ETF	N/A
Real Assets Income ETF	N/A
US Dividend Builder ETF	N/A
Smart Transportation & Technology ETF	100%
Sustainable Energy ETF	100%

For the year ended December 31, 2025, pursuant to Section 853(b)(3) of the Internal Revenue Code, the Asia Pacific Dividend Builder ETF and the Dividend Builder ETF designates $4,129 and $374,765, respectively, as long-term capital gains.

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Funds designate the following income earned from foreign sources and foreign taxes paid for the year ended December 31, 2025:

	Foreign Sourced Income		Foreign Taxes Paid
	Total Amount	Per Share Amount	Total Amount	Per Share Amount
Asia Pacific Dividend Builder ETF	$585,966	$0.36	$53,113	$0.03
Dividend Builder ETF	N/A	N/A	N/A	N/A
International Dividend Builder ETF	N/A	N/A	N/A	N/A
Real Assets Income ETF	N/A	N/A	N/A	N/A
US Dividend Builder ETF	N/A	N/A	N/A	N/A
Smart Transportation & Technology ETF	129,699	0.86	17,231	0.11
Sustainable Energy ETF	36,671	0.28	4,915	0.04

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of the Funds and the Funds NAV can be found on the Funds’ website at https://www.gafunds.com/.

48

This report is intended for the ETF’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the ETF’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the ETF carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, e-mail request to info@gafunds.com, by calling 866-307-5990 (toll free in the United States), visiting the ETF’s website, www.gafunds.com, or by calling or writing a broker-dealer or other financial intermediary. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 866-307-5990, or by visiting www.gafunds.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The ETF files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The ETF’s Form N-PORT are available on the Commission’s website at www.sec.gov. In addition, the ETF’s full portfolio holdings are updated daily and available on the ETF’s website at www.SmartETFs.com.

Foreside Fund Services, LLC, distributor.

49

Form N-CSR Items 8 – 11

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement for the Guinness Atkinson US Dividend Builder ETF, Guinness Atkinson International Dividend Builder ETF and Guinness Atkinson Real Assets Income ETF

At a quarterly in-person meeting held on December 15, 2025, the Board of Trustees (the “Trustees” or the “Board”) of Guinness Atkinson Funds (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and the Adviser with respect to the Guinness Atkinson US Dividend Builder ETF (the “US Dividend Builder ETF”), Guinness Atkinson International Dividend Builder ETF (the “International Dividend Builder ETF”) and Guinness Atkinson Real Assets Income ETF (the “Real Assets Income ETF”) (each, a “Fund” and together, the “Funds”), each for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each Fund in light of the extent and quality of the services to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

At the meeting, the Trustees discussed with counsel to the Trust and independent legal counsel to the Independent Trustees, their fiduciary duties under the 1940 Act in reviewing the Advisory Agreement and their obligation to obtain and review information relevant and necessary to their consideration of the Advisory Agreement. The Trustees received a memorandum summarizing the duties of the Trustees under, and the fiduciary standards established by, the 1940 Act and state law, legislative and regulatory guidance, and judicial precedent with respect to evaluating the reasonableness of fees and interpretation of the applicable fiduciary standards.

To assist the Board in its evaluation of the Advisory Agreement, the Independent Trustees received a report from the Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the fee rate or management fee rate payable by each Fund as compared to fees charged to a peer group of the respective Fund and as compared to fees charged to other clients of the Adviser; the expenses of each Fund as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser; any fall-out benefits accruing to the Adviser; and information on the Adviser’s compliance program. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser. In their deliberations, the Trustees considered the factors summarized below, and in approving the Advisory Agreement with respect to the Funds, the Trustees did not identify any single factor, or information provided with respect to any single factor, as controlling.

Nature, Extent and of Quality of Services

The Trustees considered information about the nature, extent and quality of the services provided by the Adviser to the other series of the Trust, including the background and experience of the Adviser’s senior management and portfolio managers, and their special knowledge about the areas in which the Funds are expected to invest. The Trustees also considered information gained from their experience as Trustees of the Guinness Atkinson traditional open-end mutual funds and exchange-traded funds, in addition to the overall reputation and capabilities of the Adviser and its investment professionals, the Adviser’s commitment to providing high quality services to those funds, the Trustees’ overall confidence in the Adviser’s integrity and responsiveness to Trustee concerns, the Adviser’s integrity as reflected in its adherence to compliance practices, and the Adviser’s willingness and initiative in implementing changes designed to improve services to the Fund.

Fund Performances, Advisory Fees and Expenses

The Trustees considered each Fund’s proposed unitary fee rate payable under the Advisory Agreement for the services to be provided. The Trustees compared each Fund’s advisory fee and expense information compiled from peer group data, and considered the size of the relative peer funds and whether they were part of a larger fund complex.

US Dividend Builder ETF

The Trustees noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee of 0.40% of its average daily net assets which was below the peer group median fee. The Trustees noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and acquired fund fees and expenses (if any), interest, taxes, dividends on short positions, investment related expenses (such as brokerage commissions, and fees paid in association with a securities lending program), fees and expenses relating to tax reclamation services or collection of foreign taxes (if any), and extraordinary expenses. The Trustees also considered that the Adviser had agreed to contractually waive 0.05% of its unitary fee through June 30, 2027.

The Trustees received and reviewed information showing the fee rates and expense ratios of the peer funds, as well as fee rates charged by the Advisor to other ETFs. The Trustees considered the Fund’s expense ratio compared to its peer group and based on the information provided, the Trustees observed that the total (net) expense ratio of 0.35% for the Fund was below the median total (net) expense ratio of the peer group. The Trustees considered the Adviser’s observation that there are no direct comparable funds for the US Dividend Builder ETF and that the US Dividend Builder ETF’s unitary fee was within the range of advisory fees paid by other series of the Trust managed by the Adviser. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Advisory Agreement, the Board determined that the proposed unitary fee was fair and reasonable.

International Dividend Builder ETF

The Trustees noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee of 0.50% of its average daily net assets which was higher than the peer group median fee by 0.01%. The Trustees noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and acquired fund fees and expenses (if any), interest, taxes, dividends on short positions, investment related expenses (such as brokerage commissions, and fees paid in association with a securities lending program), fees and expenses relating to tax reclamation services or collection of foreign taxes (if any), and extraordinary expenses. The Trustees also considered that the Adviser had agreed to contractually waive 0.05% of its unitary fee through June 30, 2027.

The Trustees received and reviewed information showing the fee rates and expense ratios of the peer funds, as well as fee rates charged by the Advisor to other ETFs. The Trustees considered the Fund’s expense ratio compared to its peer group and based on the information provided, the Trustees observed that the total (net) expense ratio of 0.45% for the Fund was below the median total (net) expense ratio of the peer group. The Trustees considered the Adviser’s observation that there are no direct comparable funds for the International Dividend Builder ETF and that the International Dividend Builder ETF’s unitary fee was within the range of advisory fees paid by other series of the Trust managed by the Adviser. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Advisory Agreement, the Board determined that the proposed unitary fee was fair and reasonable.

Real Assets Income ETF

The Trustees noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee of 0.50% of its average daily net assets which was below the peer group median fee. The Trustees noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and acquired fund fees and expenses (if any), interest, taxes, dividends on short positions, investment related expenses (such as brokerage commissions, and fees paid in association with a securities lending program), fees and expenses relating to tax reclamation services or collection of foreign taxes (if any), and extraordinary expenses. The Trustees also considered that the Adviser had agreed to contractually waive 0.05% of its unitary fee through June 30, 2027.

The Trustees received and reviewed information showing the fee rates and expense ratios of the peer funds, as well as fee rates charged by the Advisor to other ETFs. The Trustees considered the Fund’s expense ratio compared to its peer group and based on the information provided, the Trustees observed that the total (net) expense ratio of 0.45% for the Fund was below the median total (net) expense ratio of the peer group. The Trustees considered the unitary fee for the Real Assets Income ETF was lower than the total expense ratio of a fund managed by the Adviser that invests in a similar asset class as the Real Assets Income ETF and that the Real Assets Income ETF’s unitary fee was within the range of advisory fees paid by other series of the Trust managed by the Adviser. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Advisory Agreement, the Board determined that the proposed unitary fee was fair and reasonable.

The Board noted that because the Funds were new, the Adviser had not provided any historical performance information.

Costs of Services and Profitability

The Trustees considered the financial information provided by the Adviser, including the estimated profitability of each Fund to the Adviser, the Adviser’s profitability in general and the firm’s retention of key personnel. The Trustees considered that in light of the expected small asset size during the start-up period and the proposed unitary fee arrangement, the Adviser would not be realizing any profits during the early periods of the Funds’ operations.

Economies of Scale

The Trustees considered whether each Fund would realize any economies of scale. They noted that during each Fund’s start-up period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Funds’ assets grew.

Conclusion

Based on all of the information considered and conclusions reached, the Board, including the Independent Trustees, unanimously determined that the nature, overall quality, and extent of the management and oversight services to be provided by the Adviser to each Fund was satisfactory; the compensation payable to the Adviser pursuant to the Advisory Agreement was fair and reasonable in light of the nature and quality of the services to be provided to each Fund; and the approval of the Advisory Agreement would be in the best interests of each Fund and its respective shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 10, 2011.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guinness Atkinson Funds

By (Signature and Title)	/s/ James J. Atkinson
James J. Atkinson, President and Principal Executive Officer

Date	3/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James J. Atkinson
James J. Atkinson, President and Principal Executive Officer

Date	3/9/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	3/9/2026